UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06310

Legg Mason Partners Variable Income Trust

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Western Asset Core Plus VIT Portfolio
Class I	Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Western Asset Core Plus VIT Portfolio for the period  January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class I1	$27	0.54%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$117,049,878
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	915
Portfolio Turnover Rate	94%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Core Plus VIT Portfolio	PAGE 1	7391-STSR-0826

Western Asset Core Plus VIT Portfolio
Class II	Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Western Asset Core Plus VIT Portfolio for the period  January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class II1	$39	0.79%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$117,049,878
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	915
Portfolio Turnover Rate	94%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Core Plus VIT Portfolio	PAGE 1	7168-STSR-0826

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
Core Plus VIT Portfolio
Financial Statements and Other Important Information
Semi-Annual  | June 30, 2026

If you need assistance accessing this content, please reach out to your sales representative or send an email to accessibility@franklintempleton.com.

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
June 30, 2026
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 34.6%
Communication Services — 5.5%
Diversified Telecommunication Services — 2.0%
AT&T Inc., Senior Notes	2.300%	6/1/27	140,000	$137,305
AT&T Inc., Senior Notes	2.250%	2/1/32	170,000	147,976
AT&T Inc., Senior Notes	2.550%	12/1/33	40,000	33,607
AT&T Inc., Senior Notes	5.375%	8/15/35	150,000	150,746
AT&T Inc., Senior Notes	5.350%	9/1/40	20,000	19,352
AT&T Inc., Senior Notes	5.550%	8/15/41	10,000	9,730
AT&T Inc., Senior Notes	4.350%	6/15/45	68,000	54,654
AT&T Inc., Senior Notes	3.550%	9/15/55	96,000	61,865
AT&T Inc., Senior Notes	3.800%	12/1/57	10,000	6,679
AT&T Inc., Senior Notes	3.650%	9/15/59	30,000	19,188
Comcast Corp., Senior Notes	3.400%	4/1/30	50,000	47,779
Comcast Corp., Senior Notes	4.250%	10/15/30	170,000	166,699
Comcast Corp., Senior Notes	3.750%	4/1/40	40,000	31,990
Comcast Corp., Senior Notes	3.969%	11/1/47	80,000	57,094
Comcast Corp., Senior Notes	5.350%	5/15/53	130,000	112,167
NTT Finance Corp., Senior Notes	4.876%	7/16/30	200,000	199,592 (a)
Space Exploration Technologies Corp., Senior Notes	5.350%	7/15/31	100,000	99,765 (a)
Space Exploration Technologies Corp., Senior Notes	5.650%	7/15/33	140,000	139,206 (a)
Space Exploration Technologies Corp., Senior Notes	5.875%	7/15/36	10,000	9,873 (a)
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	50,000	49,238
Verizon Communications Inc., Senior Notes	3.150%	3/22/30	60,000	57,006
Verizon Communications Inc., Senior Notes	1.750%	1/20/31	80,000	70,295
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	132,000	119,867
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	70,000	67,687
Verizon Communications Inc., Senior Notes	4.780%	2/15/35	182,000	176,127
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	100,000	98,914
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	80,000	56,566
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Diversified Telecommunication Services — continued
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	50,000	$38,667
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	10,000	7,986
Verizon Communications Inc., Senior Notes	4.125%	8/15/46	50,000	39,544
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	10,000	9,496
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	100,000	76,212
Verizon Communications Inc., Senior Notes	2.875%	11/20/50	30,000	18,359
Total Diversified Telecommunication Services				2,391,231
Entertainment — 0.1%
Discovery Global Holdings Inc., Senior Notes	3.755%	3/15/27	23,000	22,855
Discovery Global Holdings Inc., Senior Notes	4.054%	3/15/29	10,000	9,907
Walt Disney Co., Senior Notes	6.650%	11/15/37	50,000	56,053
Total Entertainment				88,815
Interactive Media & Services — 1.3%
Alphabet Inc., Senior Notes	3.700%	2/15/29	50,000	49,195
Alphabet Inc., Senior Notes	4.100%	2/15/31	30,000	29,485
Alphabet Inc., Senior Notes	4.400%	2/15/33	20,000	19,576
Alphabet Inc., Senior Notes	4.500%	5/15/35	30,000	29,295
Alphabet Inc., Senior Notes	4.700%	11/15/35	80,000	78,409
Alphabet Inc., Senior Notes	4.800%	2/15/36	60,000	59,005
Alphabet Inc., Senior Notes	5.350%	11/15/45	30,000	29,122
Alphabet Inc., Senior Notes	5.500%	2/15/46	60,000	59,146
Alphabet Inc., Senior Notes	5.250%	5/15/55	40,000	37,433
Alphabet Inc., Senior Notes	5.650%	2/15/56	70,000	69,119
Alphabet Inc., Senior Notes	5.300%	5/15/65	40,000	36,713
Meta Platforms Inc., Senior Notes	4.600%	11/15/32	240,000	236,068
Meta Platforms Inc., Senior Notes	4.875%	5/15/33	130,000	128,863
Meta Platforms Inc., Senior Notes	4.875%	11/15/35	60,000	58,412
Meta Platforms Inc., Senior Notes	5.250%	5/15/36	80,000	79,466
Meta Platforms Inc., Senior Notes	5.500%	11/15/45	90,000	83,561
Meta Platforms Inc., Senior Notes	6.200%	5/15/46	120,000	120,150
Meta Platforms Inc., Senior Notes	5.625%	11/15/55	60,000	54,406
Meta Platforms Inc., Senior Notes	6.300%	5/15/56	40,000	39,843
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2026 Semi-Annual Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Interactive Media & Services — continued
Meta Platforms Inc., Senior Notes	5.750%	11/15/65	120,000	$107,878
Meta Platforms Inc., Senior Notes	6.450%	5/15/66	80,000	79,066
Total Interactive Media & Services				1,484,211
Media — 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.750%	2/1/32	260,000	232,088 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	7.375%	2/1/36	90,000	88,370 (a)
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	220,000	217,183
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.400%	4/1/33	70,000	64,484
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	80,000	71,704
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	9.250%	6/1/32	60,000	61,007 (a)
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	30,000	29,698 (a)
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	10,000	9,695 (a)
Fox Corp., Senior Notes	6.500%	10/13/33	30,000	31,943
Fox Corp., Senior Notes	5.476%	1/25/39	40,000	38,782
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	40,000	39,672
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	10,000	10,290
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	90,000	80,530
Versant Media Group Inc., Senior Secured Notes	7.250%	1/30/31	20,000	20,704 (a)
Total Media				996,150
Wireless Telecommunication Services — 1.3%
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	510,000	301,736 (a)
Rogers Communications Inc., Senior Notes	5.300%	2/15/34	100,000	99,165
T-Mobile USA Inc., Senior Notes	3.750%	4/15/27	20,000	19,900
T-Mobile USA Inc., Senior Notes	2.625%	2/15/29	60,000	57,064
T-Mobile USA Inc., Senior Notes	3.375%	4/15/29	60,000	58,015
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	370,000	358,601
T-Mobile USA Inc., Senior Notes	2.550%	2/15/31	50,000	45,380
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Wireless Telecommunication Services — continued
T-Mobile USA Inc., Senior Notes	2.875%	2/15/31	50,000	$45,963
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	130,000	122,712
T-Mobile USA Inc., Senior Notes	2.700%	3/15/32	150,000	133,358
T-Mobile USA Inc., Senior Notes	5.150%	4/15/34	190,000	190,412
T-Mobile USA Inc., Senior Notes	4.375%	4/15/40	30,000	26,477
T-Mobile USA Inc., Senior Notes	3.000%	2/15/41	20,000	14,770
Total Wireless Telecommunication Services				1,473,553

Total Communication Services				6,433,960
Consumer Discretionary — 2.9%
Automobile Components — 0.2%
Cyprium Corp./Cyprium Holdings Luxembourg Sarl, Senior Notes	6.375%	4/15/34	40,000	40,020 (a)
ZF North America Capital Inc., Senior Notes	7.500%	3/24/31	160,000	161,190 (a)
Total Automobile Components				201,210
Automobiles — 0.2%
Ford Motor Co., Senior Notes	6.100%	8/19/32	40,000	40,749
General Motors Co., Senior Notes	5.600%	10/15/32	40,000	40,957
General Motors Co., Senior Notes	6.600%	4/1/36	10,000	10,736
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	20,000	19,983
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	100,000	86,659 (a)
Total Automobiles				199,084
Broadline Retail — 0.8%
Amazon.com Inc., Senior Notes	4.100%	11/20/30	190,000	186,791
Amazon.com Inc., Senior Notes	4.250%	3/13/31	50,000	49,248
Amazon.com Inc., Senior Notes	4.550%	3/13/33	50,000	49,204
Amazon.com Inc., Senior Notes	4.350%	3/20/33	40,000	38,948
Amazon.com Inc., Senior Notes	4.650%	11/20/35	60,000	58,372
Amazon.com Inc., Senior Notes	4.875%	3/13/36	50,000	49,239
Amazon.com Inc., Senior Notes	3.875%	8/22/37	80,000	71,609
Amazon.com Inc., Senior Notes	5.650%	3/13/46	50,000	49,525
Amazon.com Inc., Senior Notes	2.500%	6/3/50	90,000	52,090
Amazon.com Inc., Senior Notes	5.800%	3/13/56	40,000	39,773
Amazon.com Inc., Senior Notes	4.250%	8/22/57	20,000	15,516
Amazon.com Inc., Senior Notes	5.950%	3/13/66	30,000	29,850
Prosus NV, Senior Notes	3.061%	7/13/31	260,000	236,404 (a)
Total Broadline Retail				926,569
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2026 Semi-Annual Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Hotels, Restaurants & Leisure — 1.3%
Carnival Corp. Ltd., Senior Notes	6.125%	2/15/33	120,000	$121,511 (a)
Las Vegas Sands Corp., Senior Notes	5.625%	6/15/28	40,000	40,491
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	50,000	48,303
Las Vegas Sands Corp., Senior Notes	6.000%	8/15/29	70,000	71,920
Las Vegas Sands Corp., Senior Notes	6.000%	6/14/30	10,000	10,285
McDonald’s Corp., Senior Notes	3.600%	7/1/30	90,000	87,195
McDonald’s Corp., Senior Notes	4.200%	4/1/50	110,000	88,163
Melco Resorts Finance Ltd., Senior Notes	6.500%	9/24/33	200,000	195,992 (a)
NCL Corp. Ltd., Senior Notes	5.875%	1/15/31	30,000	29,138 (a)
NCL Corp. Ltd., Senior Notes	6.250%	9/15/33	10,000	9,718 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.625%	9/30/31	70,000	70,608 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.000%	2/1/33	180,000	182,589 (a)
Royal Caribbean Cruises Ltd., Senior Notes	4.750%	5/15/33	60,000	58,423
Royal Caribbean Cruises Ltd., Senior Notes	5.250%	2/27/38	20,000	19,380
Sands China Ltd., Senior Notes	2.300%	3/8/27	200,000	196,899
Sands China Ltd., Senior Notes	2.850%	3/8/29	200,000	189,451
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	60,000	60,233 (a)
Viking Cruises Ltd., Senior Notes	5.875%	10/15/33	90,000	90,185 (a)
Total Hotels, Restaurants & Leisure				1,570,484
Specialty Retail — 0.4%
Home Depot Inc., Senior Notes	3.900%	12/6/28	10,000	9,919
Home Depot Inc., Senior Notes	2.700%	4/15/30	70,000	65,721
Home Depot Inc., Senior Notes	3.300%	4/15/40	70,000	56,174
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	40,000	39,940
Michaels Cos. Inc., Senior Secured Notes	8.500%	3/15/33	100,000	99,109 (a)
Petco Health & Wellness Co. Inc., Senior Secured Notes	8.250%	2/1/31	130,000	131,101 (a)
Total Specialty Retail				401,964
Textiles, Apparel & Luxury Goods — 0.0%††
NIKE Inc., Senior Notes	3.250%	3/27/40	40,000	31,825

Total Consumer Discretionary				3,331,136
Consumer Staples — 1.0%
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	75,000	68,368
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.550%	1/23/49	50,000	49,150
Total Beverages				117,518
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Consumer Staples Distribution & Retail — 0.1%
Kroger Co., Senior Notes	5.000%	9/15/34	80,000	$78,975
Food Products — 0.2%
JBS NV/JBS USA Foods Group Holdings Inc./JBS USA Food Co. Holdings, Senior Notes	5.625%	3/10/37	80,000	79,716 (a)
Mars Inc., Senior Notes	5.000%	3/1/32	10,000	10,073 (a)
Mars Inc., Senior Notes	5.200%	3/1/35	30,000	30,130 (a)
Mars Inc., Senior Notes	5.700%	5/1/55	70,000	69,010 (a)
Total Food Products				188,929
Personal Care Products — 0.0%††
Kenvue Inc., Senior Notes	4.900%	3/22/33	40,000	40,166
Tobacco — 0.6%
Altria Group Inc., Senior Notes	4.800%	2/14/29	13,000	13,051
Altria Group Inc., Senior Notes	2.450%	2/4/32	100,000	88,002
Altria Group Inc., Senior Notes	6.875%	11/1/33	70,000	77,513
Altria Group Inc., Senior Notes	3.875%	9/16/46	40,000	29,715
Altria Group Inc., Senior Notes	5.950%	2/14/49	120,000	117,962
BAT Capital Corp., Senior Notes	3.557%	8/15/27	40,000	39,618
BAT Capital Corp., Senior Notes	4.540%	8/15/47	80,000	66,004
BAT Capital Corp., Senior Notes	7.081%	8/2/53	10,000	11,291
Philip Morris International Inc., Senior Notes	4.875%	2/13/29	90,000	90,695
Philip Morris International Inc., Senior Notes	5.125%	2/13/31	20,000	20,373
Philip Morris International Inc., Senior Notes	5.250%	2/13/34	90,000	91,503
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	10,000	8,810
Reynolds American Inc., Senior Notes	5.850%	8/15/45	80,000	78,849
Total Tobacco				733,386

Total Consumer Staples				1,158,974
Energy — 4.8%
Energy Equipment & Services — 0.0%††
Halliburton Co., Senior Notes	4.850%	11/15/35	20,000	19,428
Halliburton Co., Senior Notes	5.000%	11/15/45	30,000	26,902
Total Energy Equipment & Services				46,330
Oil, Gas & Consumable Fuels — 4.8%
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.250%	7/15/32	130,000	134,572 (a)
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2026 Semi-Annual Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	40,000	$38,684
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	40,000	25,928
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	20,000	18,250 (a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	160,000	139,770 (a)
Cheniere Energy Inc., Senior Notes	4.625%	10/15/28	30,000	29,934
Cheniere Energy Partners LP, Senior Notes	4.000%	3/1/31	20,000	19,248
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	80,000	73,342
Chevron Corp., Senior Notes	3.078%	5/11/50	10,000	6,707
Chord Energy Corp., Senior Notes	6.000%	10/1/30	50,000	50,238 (a)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.036%	11/15/33	90,000	94,516 (a)
Continental Resources Inc., Senior Notes	2.268%	11/15/26	90,000	89,185 (a)
Crescent Energy Finance LLC, Senior Notes	7.375%	1/15/33	40,000	39,782 (a)
Devon Energy Corp., Senior Notes	3.900%	5/15/27	240,000	238,408 (a)
Devon Energy Corp., Senior Notes	4.375%	3/15/29	110,000	109,133 (a)
Devon Energy Corp., Senior Notes	5.600%	7/15/41	80,000	78,951
Ecopetrol SA, Senior Notes	5.875%	5/28/45	220,000	181,884
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	50,000	50,190 (b)(c)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	50,000	51,616 (b)(c)
Energy Transfer LP, Senior Notes	4.950%	6/15/28	40,000	40,223
Energy Transfer LP, Senior Notes	5.250%	4/15/29	30,000	30,406
Energy Transfer LP, Senior Notes	3.750%	5/15/30	60,000	57,799
Energy Transfer LP, Senior Notes	5.550%	5/15/34	140,000	142,270
Energy Transfer LP, Senior Notes	5.300%	4/1/44	10,000	9,146
Energy Transfer LP, Senior Notes	5.400%	10/1/47	10,000	9,075
Energy Transfer LP, Senior Notes	6.250%	4/15/49	50,000	49,919
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	100,000	99,275
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	30,000	28,770
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	20,000	18,816
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Enterprise Products Operating LLC, Senior Notes	4.850%	1/31/34	110,000	$109,022
Enterprise Products Operating LLC, Senior Notes	6.650%	10/15/34	80,000	88,561
Enterprise Products Operating LLC, Senior Notes	7.550%	4/15/38	20,000	23,732
Enterprise Products Operating LLC, Senior Notes	4.850%	3/15/44	10,000	9,159
Enterprise Products Operating LLC, Senior Notes	5.550%	2/16/55	40,000	38,780
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	30,000	29,910 (c)
EOG Resources Inc., Senior Notes	3.900%	4/1/35	30,000	27,458
EQT Corp., Senior Notes	5.000%	1/15/29	70,000	70,196
EQT Corp., Senior Notes	3.625%	5/15/31	90,000	84,332 (a)
Expand Energy Corp., Senior Notes	5.375%	3/15/30	100,000	100,390
Expand Energy Corp., Senior Notes	4.750%	2/1/32	80,000	77,995
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	70,000	49,884
Florida Gas Transmission Co. LLC, Senior Notes	5.750%	7/15/35	110,000	113,337 (a)
Gulfstream Natural Gas System LLC, Senior Notes	5.600%	7/23/35	140,000	142,185 (a)
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	200,000	201,949 (a)
Kinder Morgan Energy Partners LP, Senior Notes	5.500%	3/1/44	10,000	9,570
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	30,000	29,886
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	40,000	45,447
Kinder Morgan Inc., Senior Notes	5.200%	3/1/48	10,000	9,103
MPLX LP, Senior Notes	4.800%	2/15/29	10,000	10,024
MPLX LP, Senior Notes	4.500%	4/15/38	120,000	108,743
MPLX LP, Senior Notes	4.700%	4/15/48	10,000	8,313
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	50,000	49,645
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	410,000	396,189
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	70,000	78,932
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	30,000	32,196
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	70,000	72,672
ONEOK Inc., Senior Notes	5.550%	11/1/26	20,000	20,066
ONEOK Inc., Senior Notes	5.800%	11/1/30	40,000	41,410
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2026 Semi-Annual Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
ONEOK Inc., Senior Notes	6.050%	9/1/33	20,000	$20,944
ONEOK Inc., Senior Notes	6.625%	9/1/53	20,000	20,977
Permian Resources Operating LLC, Senior Notes	6.250%	2/1/33	50,000	51,082 (a)
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	60,000	53,816
Range Resources Corp., Senior Notes	4.750%	2/15/30	40,000	39,190 (a)
Shell Finance US Inc., Senior Notes	2.750%	4/6/30	80,000	75,107
Shell Finance US Inc., Senior Notes	4.375%	5/11/45	30,000	25,544
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	50,000	57,128
Targa Resources Corp., Senior Notes	4.950%	4/15/52	50,000	43,065
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.000%	1/15/28	80,000	79,972
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.500%	3/1/30	20,000	20,169
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	60,000	59,793
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.000%	1/15/32	10,000	9,487
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	50,000	46,858 (a)
Venture Global LNG Inc., Senior Secured Notes	6.625%	6/15/36	30,000	29,588 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.500%	5/1/33	10,000	10,980 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.500%	6/15/34	30,000	31,268 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.750%	5/1/35	10,000	11,219 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.750%	1/15/36	230,000	243,980 (a)
Viper Energy Partners LLC, Senior Notes	5.700%	8/1/35	50,000	50,821
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	20,000	19,924
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	80,000	77,523
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	50,000	$43,406
Williams Cos. Inc., Senior Notes	3.500%	11/15/30	40,000	37,984
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	30,000	33,380
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	80,000	89,964
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	20,000	23,685
Williams Cos. Inc., Senior Notes	5.150%	3/15/34	180,000	179,902
Williams Cos. Inc., Senior Notes	4.850%	3/1/48	110,000	95,445
Total Oil, Gas & Consumable Fuels				5,617,324

Total Energy				5,663,654
Financials — 9.2%
Banks — 6.2%
Banco Santander SA, Senior Notes	4.551%	11/6/30	200,000	196,869
Bank of America Corp., Senior Notes	5.000%	1/21/44	80,000	75,301
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	240,000	213,673 (c)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	290,000	267,646 (c)
Bank of America Corp., Senior Notes (2.972% to 2/4/32 then SOFR + 1.330%)	2.972%	2/4/33	20,000	18,057 (c)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. Term SOFR + 1.302%)	3.419%	12/20/28	481,000	473,027 (c)
Bank of America Corp., Senior Notes (3.946% to 1/23/48 then 3 mo. Term SOFR + 1.452%)	3.946%	1/23/49	50,000	39,235 (c)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. Term SOFR + 1.472%)	3.974%	2/7/30	40,000	39,253 (c)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. Term SOFR + 3.412%)	4.083%	3/20/51	130,000	103,021 (c)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. Term SOFR + 1.782%)	4.330%	3/15/50	160,000	132,183 (c)
Bank of America Corp., Senior Notes (4.376% to 4/27/27 then SOFR + 1.580%)	4.376%	4/27/28	60,000	59,945 (c)
Bank of America Corp., Senior Notes (4.571% to 4/27/32 then SOFR + 1.830%)	4.571%	4/27/33	180,000	176,498 (c)
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2026 Semi-Annual Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	120,000	$120,015
Bank of Montreal, Subordinated Notes (3.803% to 12/15/27 then USD 5 year ICE Swap Rate + 1.432%)	3.803%	12/15/32	30,000	29,539 (c)
BNP Paribas SA, Junior Subordinated Notes (8.500% to 8/14/28 then 5 year Treasury Constant Maturity Rate + 4.354%)	8.500%	8/14/28	200,000	210,994 (a)(b)(c)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	290,000	291,962 (a)(c)
BNP Paribas SA, Senior Notes (5.894% to 12/5/33 then SOFR + 1.866%)	5.894%	12/5/34	200,000	208,754 (a)(c)
BNP Paribas SA, Subordinated Notes	4.625%	3/13/27	200,000	200,184 (a)
Citigroup Inc., Junior Subordinated Notes (6.625% to 2/15/31 then 5 year Treasury Constant Maturity Rate + 3.001%)	6.625%	2/15/31	160,000	163,084 (b)(c)
Citigroup Inc., Senior Notes	8.125%	7/15/39	37,000	46,324
Citigroup Inc., Senior Notes	4.650%	7/30/45	45,000	39,776
Citigroup Inc., Senior Notes (2.572% to 6/3/30 then SOFR + 2.107%)	2.572%	6/3/31	430,000	395,177 (c)
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	80,000	75,196 (c)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	110,000	108,439 (c)
Citigroup Inc., Senior Notes (4.658% to 5/24/27 then SOFR + 1.887%)	4.658%	5/24/28	120,000	120,107 (c)
Citigroup Inc., Senior Notes (4.910% to 5/24/32 then SOFR + 2.086%)	4.910%	5/24/33	50,000	49,757 (c)
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	210,000	209,703
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	170,000	168,256
Danske Bank A/S, Senior Notes (4.298% to 4/1/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.298%	4/1/28	200,000	199,775 (a)(c)
HSBC Holdings PLC, Senior Notes (2.848% to 6/4/30 then SOFR + 2.387%)	2.848%	6/4/31	200,000	185,312 (c)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	350,000	322,691 (c)
JPMorgan Chase & Co., Senior Notes (2.545% to 11/8/31 then SOFR + 1.180%)	2.545%	11/8/32	210,000	186,806 (c)
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/40 then 3 mo. Term SOFR + 2.460%)	3.109%	4/22/41	40,000	$30,870 (c)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	40,000	26,790 (c)
JPMorgan Chase & Co., Senior Notes (3.509% to 1/23/28 then 3 mo. Term SOFR + 1.207%)	3.509%	1/23/29	240,000	236,067 (c)
JPMorgan Chase & Co., Senior Notes (5.148% to 4/23/36 then SOFR + 1.260%)	5.148%	4/23/37	60,000	59,591 (c)
JPMorgan Chase & Co., Subordinated Notes (5.576% to 7/23/35 then SOFR + 1.635%)	5.576%	7/23/36	130,000	132,030 (c)
PNC Financial Services Group Inc., Senior Notes (5.582% to 6/12/28 then SOFR + 1.841%)	5.582%	6/12/29	120,000	122,204 (c)
Royal Bank of Canada, Senior Notes	3.875%	5/4/32	80,000	76,530
Royal Bank of Canada, Senior Notes	5.150%	2/1/34	50,000	50,981
Toronto-Dominion Bank, Senior Notes	4.456%	6/8/32	20,000	19,666
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	90,000	91,896 (c)
US Bancorp, Senior Notes (5.836% to 6/10/33 then SOFR + 2.260%)	5.836%	6/12/34	50,000	52,192 (c)
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	140,000	139,440
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	210,000	208,073
Wells Fargo & Co., Senior Notes (2.393% to 6/2/27 then SOFR + 2.100%)	2.393%	6/2/28	160,000	156,839 (c)
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	50,000	45,974 (c)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then 3 mo. Term SOFR + 4.032%)	4.478%	4/4/31	110,000	108,836 (c)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. Term SOFR + 4.502%)	5.013%	4/4/51	440,000	394,554 (c)
Wells Fargo & Co., Senior Notes (5.557% to 7/25/33 then SOFR + 1.990%)	5.557%	7/25/34	60,000	61,466 (c)
Wells Fargo & Co., Senior Notes (5.574% to 7/25/28 then SOFR + 1.740%)	5.574%	7/25/29	120,000	122,039 (c)
Total Banks				7,262,597
Capital Markets — 2.4%
Charles Schwab Corp., Senior Notes	5.875%	8/24/26	110,000	110,131
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2026 Semi-Annual Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Capital Markets — continued
Charles Schwab Corp., Senior Notes (6.136% to 8/24/33 then SOFR + 2.010%)	6.136%	8/24/34	50,000	$53,147 (c)
CI Financial Corp., Senior Notes	7.500%	5/30/29	140,000	146,778 (a)
Credit Suisse AG AT1 Claim	—	—	590,000	0 *(d)(e)(f)
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	140,000	139,584
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	100,000	106,765
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	20,000	17,672
Goldman Sachs Group Inc., Senior Notes (2.650% to 10/21/31 then SOFR + 1.264%)	2.650%	10/21/32	260,000	231,461 (c)
Goldman Sachs Group Inc., Senior Notes (2.908% to 7/21/41 then SOFR + 1.472%)	2.908%	7/21/42	30,000	21,717 (c)
Goldman Sachs Group Inc., Senior Notes (3.210% to 4/22/41 then SOFR + 1.513%)	3.210%	4/22/42	20,000	15,118 (c)
Goldman Sachs Group Inc., Senior Notes (3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	40,000	39,741 (c)
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. Term SOFR + 1.420%)	3.814%	4/23/29	120,000	118,145 (c)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. Term SOFR + 1.563%)	4.223%	5/1/29	260,000	257,804 (c)
Morgan Stanley, Senior Notes (2.511% to 10/20/31 then SOFR + 1.200%)	2.511%	10/20/32	30,000	26,527 (c)
Morgan Stanley, Senior Notes (3.622% to 4/1/30 then SOFR + 3.120%)	3.622%	4/1/31	140,000	134,097 (c)
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. Term SOFR + 1.402%)	3.772%	1/24/29	200,000	197,308 (c)
Morgan Stanley, Senior Notes (4.493% to 1/16/31 then SOFR + 0.950%)	4.493%	1/16/32	110,000	107,886 (c)
Morgan Stanley, Senior Notes (4.892% to 10/22/35 then SOFR + 1.314%)	4.892%	10/22/36	250,000	242,201 (c)
Morgan Stanley, Senior Notes (5.296% to 4/10/36 then SOFR + 1.410%)	5.296%	4/10/37	90,000	89,587 (c)
Morgan Stanley, Subordinated Notes (2.484% to 9/16/31 then SOFR + 1.360%)	2.484%	9/16/36	60,000	52,063 (c)
UBS AG, Senior Notes	4.500%	6/26/48	200,000	173,347
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/28 then 5 year Treasury Constant Maturity Rate + 4.745%)	9.250%	11/13/28	260,000	279,967 (a)(b)(c)
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Capital Markets — continued
UBS Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	250,000	$244,113 (a)(c)
Total Capital Markets				2,805,159
Consumer Finance — 0.1%
American Express Co., Senior Notes	4.050%	5/3/29	50,000	49,534
Financial Services — 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	150,000	149,094
Berkshire Hathaway Finance Corp., Senior Notes	4.250%	1/15/49	70,000	57,615
Block Inc., Senior Notes	6.000%	8/15/33	60,000	60,449 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	50,000	51,723 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.125%	11/1/32	40,000	40,027 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.750%	5/1/33	40,000	41,156 (a)
Mastercard Inc., Senior Notes	3.850%	3/26/50	30,000	23,262
Rocket Cos. Inc., Senior Notes	6.500%	6/15/34	50,000	51,347 (a)
Visa Inc., Senior Notes	4.300%	12/14/45	50,000	42,905
Total Financial Services				517,578
Insurance — 0.1%
Aon North America Inc., Senior Notes	5.450%	3/1/34	60,000	61,231
Asurion LLC/Asurion Co-Issuer Inc., Senior Secured Notes	8.000%	12/31/32	40,000	40,335 (a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	8,000	8,859 (a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	60,000	53,196 (a)
Total Insurance				163,621

Total Financials				10,798,489
Health Care — 3.3%
Biotechnology — 0.7%
AbbVie Inc., Senior Notes	4.800%	3/15/29	200,000	201,589
AbbVie Inc., Senior Notes	3.200%	11/21/29	270,000	258,589
AbbVie Inc., Senior Notes	4.950%	3/15/31	80,000	81,157
AbbVie Inc., Senior Notes	5.050%	3/15/34	120,000	121,332
AbbVie Inc., Senior Notes	4.875%	11/14/48	10,000	8,992
AbbVie Inc., Senior Notes	4.250%	11/21/49	100,000	81,690
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2026 Semi-Annual Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Biotechnology — continued
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	50,000	$44,799
Total Biotechnology				798,148
Health Care Equipment & Supplies — 0.3%
Abbott Laboratories, Senior Notes	4.000%	3/15/31	30,000	29,243
Abbott Laboratories, Senior Notes	4.300%	3/15/33	80,000	77,619
Abbott Laboratories, Senior Notes	4.750%	3/15/38	40,000	38,548
Abbott Laboratories, Senior Notes	5.500%	3/15/56	30,000	29,402
Solventum Corp., Senior Notes	5.400%	3/1/29	39,000	39,682
Solventum Corp., Senior Notes	5.450%	3/13/31	100,000	102,396
Solventum Corp., Senior Notes	5.600%	3/23/34	50,000	51,192
Total Health Care Equipment & Supplies				368,082
Health Care Providers & Services — 1.6%
Centene Corp., Senior Notes	4.250%	12/15/27	28,000	27,867
Centene Corp., Senior Notes	3.375%	2/15/30	10,000	9,325
Cigna Group, Senior Notes	4.375%	10/15/28	140,000	139,442
Cigna Group, Senior Notes	4.800%	8/15/38	40,000	37,929
CVS Health Corp., Senior Notes	3.625%	4/1/27	30,000	29,830
CVS Health Corp., Senior Notes	4.300%	3/25/28	136,000	135,317
CVS Health Corp., Senior Notes	3.750%	4/1/30	140,000	135,399
CVS Health Corp., Senior Notes	2.125%	9/15/31	80,000	69,969
CVS Health Corp., Senior Notes	4.125%	4/1/40	9,000	7,704
CVS Health Corp., Senior Notes	5.125%	7/20/45	50,000	45,311
CVS Health Corp., Senior Notes	6.200%	9/15/55	90,000	92,150
Elevance Health Inc., Senior Notes	4.100%	5/15/32	40,000	38,389
Elevance Health Inc., Senior Notes	4.550%	5/15/52	70,000	57,828
HCA Inc., Senior Notes	4.500%	2/15/27	40,000	39,987
HCA Inc., Senior Notes	5.625%	9/1/28	100,000	101,579
HCA Inc., Senior Notes	5.500%	6/15/47	120,000	111,876
Humana Inc., Senior Notes	3.950%	3/15/27	410,000	408,563
Humana Inc., Senior Notes	2.150%	2/3/32	30,000	26,073
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	30,000	27,308
UnitedHealth Group Inc., Senior Notes	2.300%	5/15/31	20,000	17,911
UnitedHealth Group Inc., Senior Notes	4.200%	5/15/32	90,000	87,561
UnitedHealth Group Inc., Senior Notes	5.000%	4/15/34	100,000	99,976
UnitedHealth Group Inc., Senior Notes	4.250%	6/15/48	20,000	16,259
UnitedHealth Group Inc., Senior Notes	4.450%	12/15/48	20,000	16,703
UnitedHealth Group Inc., Senior Notes	2.900%	5/15/50	30,000	19,165
UnitedHealth Group Inc., Senior Notes	3.250%	5/15/51	100,000	67,386
UnitedHealth Group Inc., Senior Notes	3.875%	8/15/59	50,000	35,784
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care Providers & Services — continued
UnitedHealth Group Inc., Senior Notes	3.125%	5/15/60	10,000	$6,068
Total Health Care Providers & Services				1,908,659
Pharmaceuticals — 0.7%
1261229 BC Ltd., Senior Secured Notes	10.000%	4/15/32	200,000	202,701 (a)
Bristol-Myers Squibb Co., Senior Notes	5.100%	2/22/31	80,000	81,576
Bristol-Myers Squibb Co., Senior Notes	5.200%	2/22/34	100,000	102,012
Eli Lilly & Co., Senior Notes	4.700%	2/9/34	120,000	119,208
Eli Lilly & Co., Senior Notes	5.000%	2/9/54	30,000	27,705
Eli Lilly & Co., Senior Notes	5.100%	2/9/64	100,000	91,384
Merck & Co. Inc., Senior Notes	2.750%	12/10/51	70,000	42,975
Pfizer Inc., Senior Notes	1.700%	5/28/30	70,000	63,013
Wyeth LLC, Senior Notes	5.950%	4/1/37	10,000	10,622
Total Pharmaceuticals				741,196

Total Health Care				3,816,085
Industrials — 2.7%
Aerospace & Defense — 1.4%
Boeing Co., Senior Notes	2.700%	2/1/27	40,000	39,568
Boeing Co., Senior Notes	2.800%	3/1/27	50,000	49,467
Boeing Co., Senior Notes	3.200%	3/1/29	50,000	48,213
Boeing Co., Senior Notes	3.550%	3/1/38	20,000	16,781
Boeing Co., Senior Notes	3.750%	2/1/50	30,000	21,904
Boeing Co., Senior Notes	6.858%	5/1/54	40,000	44,988
Bombardier Inc., Senior Notes	7.250%	7/1/31	10,000	10,476 (a)
Bombardier Inc., Senior Notes	6.750%	6/15/33	30,000	31,091 (a)
General Dynamics Corp., Senior Notes	4.250%	4/1/40	10,000	9,018
Honeywell Aerospace Inc., Senior Notes	4.300%	3/16/31	10,000	9,830 (a)
Honeywell Aerospace Inc., Senior Notes	5.622%	3/16/46	30,000	29,890 (a)
Honeywell Aerospace Inc., Senior Notes	5.732%	3/16/56	80,000	80,053 (a)
Howmet Aerospace Inc., Senior Notes	4.550%	11/15/32	70,000	68,921
Huntington Ingalls Industries Inc., Senior Notes	5.749%	1/15/35	40,000	41,244
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	40,000	39,328
L3Harris Technologies Inc., Senior Notes	5.054%	4/27/45	20,000	18,797
Lockheed Martin Corp., Senior Notes	3.900%	6/15/32	60,000	58,020
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	30,000	28,962
Lockheed Martin Corp., Senior Notes	4.150%	6/15/53	190,000	151,022
Lockheed Martin Corp., Senior Notes	5.200%	2/15/64	30,000	27,599
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	80,000	78,640
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	150,000	141,226
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2026 Semi-Annual Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Aerospace & Defense — continued
RTX Corp., Senior Notes	4.125%	11/16/28	180,000	$178,637
RTX Corp., Senior Notes	2.250%	7/1/30	150,000	137,355
RTX Corp., Senior Notes	6.000%	3/15/31	90,000	95,003
RTX Corp., Senior Notes	4.500%	6/1/42	80,000	71,609
RTX Corp., Senior Notes	3.030%	3/15/52	80,000	51,664
TransDigm Inc., Senior Secured Notes	7.125%	12/1/31	60,000	62,203 (a)
Total Aerospace & Defense				1,641,509
Building Products — 0.1%
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	60,000	61,299 (a)
Commercial Services & Supplies — 0.2%
GFL Environmental Holdings US Inc., Senior Notes	5.500%	2/1/34	70,000	68,554 (a)
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	60,000	62,268 (a)
Waste Connections Inc., Senior Notes	5.000%	3/1/34	70,000	70,130
Total Commercial Services & Supplies				200,952
Electrical Equipment — 0.1%
GE Vernova Inc., Senior Notes	4.250%	2/4/31	40,000	39,380
GE Vernova Inc., Senior Notes	4.875%	2/4/36	50,000	49,232
GE Vernova Inc., Senior Notes	5.500%	2/4/56	30,000	29,122
Total Electrical Equipment				117,734
Ground Transportation — 0.4%
Burlington Northern Santa Fe LLC, Senior Notes	2.875%	6/15/52	30,000	18,799
Canadian Pacific Railway Co., Senior Notes	3.100%	12/2/51	80,000	52,282
Fedex Freight Holding Co. Inc., Senior Notes	4.300%	3/15/29	60,000	59,202 (a)
Fedex Freight Holding Co. Inc., Senior Notes	4.650%	3/15/31	50,000	49,135 (a)
Fedex Freight Holding Co. Inc., Senior Notes	4.950%	3/15/33	40,000	39,204 (a)
Union Pacific Corp., Senior Notes	2.891%	4/6/36	240,000	202,174
Union Pacific Corp., Senior Notes	3.839%	3/20/60	90,000	64,933
Union Pacific Corp., Senior Notes	3.750%	2/5/70	60,000	40,943
Total Ground Transportation				526,672
Passenger Airlines — 0.2%
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	16,667	16,655 (a)
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Passenger Airlines — continued
United Airlines Holdings Inc., Senior Notes	5.375%	3/1/31	40,000	$39,763
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	230,000	226,958 (a)
Total Passenger Airlines				283,376
Trading Companies & Distributors — 0.3%
EquipmentShare.com Inc., Secured Notes	8.000%	3/15/33	30,000	30,737 (a)
EquipmentShare.com Inc., Secured Notes	7.125%	7/1/34	80,000	78,703 (a)(g)
Herc Holdings Inc., Senior Notes	7.250%	6/15/33	70,000	73,028 (a)
QXO Building Products Inc., Senior Notes	6.500%	7/15/31	10,000	10,197 (a)
QXO Building Products Inc., Senior Notes	6.875%	7/15/34	10,000	10,272 (a)
QXO Building Products Inc., Senior Secured Notes	6.750%	4/30/32	60,000	61,991 (a)
Sumisho Air Lease Corp., Senior Notes	5.300%	2/1/28	100,000	100,918
Total Trading Companies & Distributors				365,846

Total Industrials				3,197,388
Information Technology — 1.6%
IT Services — 0.2%
APLD ComputeCo 3 LLC, Senior Secured Notes	7.000%	6/15/31	60,000	59,952 (a)
Core Scientific Finance I LLC, Senior Secured Notes	7.750%	5/15/31	70,000	71,036 (a)
HUT 8 DC LLC, Senior Secured Notes	6.192%	11/15/42	50,000	50,665 (a)
Total IT Services				181,653
Semiconductors & Semiconductor Equipment — 0.7%
Broadcom Inc., Senior Notes	4.150%	11/15/30	20,000	19,583
Broadcom Inc., Senior Notes	4.600%	1/15/33	120,000	117,747
Broadcom Inc., Senior Notes	3.137%	11/15/35	170,000	144,476 (a)
Broadcom Inc., Senior Notes	4.800%	2/15/36	50,000	48,541
Foundry JV Holdco LLC, Senior Secured Notes	5.875%	1/25/34	200,000	203,391 (a)
Intel Corp., Senior Notes	5.000%	8/15/33	30,000	29,781
Intel Corp., Senior Notes	5.300%	5/15/36	40,000	39,818
Intel Corp., Senior Notes	4.750%	3/25/50	70,000	58,303
Intel Corp., Senior Notes	3.050%	8/12/51	20,000	12,521
NVIDIA Corp., Senior Notes	3.700%	4/1/60	90,000	65,067
QUALCOMM Inc., Senior Notes	5.000%	5/20/35	70,000	69,736
Total Semiconductors & Semiconductor Equipment				808,964
Software — 0.7%
Oracle Corp., Senior Notes	2.950%	4/1/30	10,000	9,206
Oracle Corp., Senior Notes	4.650%	5/6/30	120,000	117,714
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2026 Semi-Annual Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Software — continued
Oracle Corp., Senior Notes	4.950%	2/4/31	10,000	$9,792
Oracle Corp., Senior Notes	2.875%	3/25/31	130,000	116,180
Oracle Corp., Senior Notes	4.800%	9/26/32	40,000	38,077
Oracle Corp., Senior Notes	5.350%	5/4/33	20,000	19,433
Oracle Corp., Senior Notes	5.200%	9/26/35	30,000	28,098
Oracle Corp., Senior Notes	5.700%	2/4/36	40,000	38,752
Oracle Corp., Senior Notes	5.875%	9/26/45	70,000	61,316
Oracle Corp., Senior Notes	3.600%	4/1/50	20,000	12,172
Oracle Corp., Senior Notes	5.375%	9/27/54	70,000	54,948
Oracle Corp., Senior Notes	5.950%	9/26/55	70,000	59,525
Oracle Corp., Senior Notes	6.850%	2/4/66	30,000	27,942
ServiceNow Inc., Senior Notes	5.050%	5/15/33	30,000	29,978
ServiceNow Inc., Senior Notes	5.400%	5/15/36	50,000	49,998
Synopsys Inc., Senior Notes	4.850%	4/1/30	40,000	40,077
Synopsys Inc., Senior Notes	5.000%	4/1/32	30,000	30,063
Synopsys Inc., Senior Notes	5.150%	4/1/35	30,000	29,842
Synopsys Inc., Senior Notes	5.700%	4/1/55	50,000	48,532
Total Software				821,645
Technology Hardware, Storage & Peripherals — 0.0%††
Black Pearl Compute LLC, Senior Secured Notes	6.125%	2/15/31	60,000	60,844 (a)

Total Information Technology				1,873,106
Materials — 1.6%
Chemicals — 0.3%
OCP SA, Senior Notes	6.750%	5/2/34	280,000	294,322 (a)
Construction Materials — 0.0%††
Amrize Finance US LLC, Senior Notes	4.950%	4/7/30	10,000	10,069
Amrize Finance US LLC, Senior Notes	5.400%	4/7/35	40,000	40,607
Total Construction Materials				50,676
Metals & Mining — 1.0%
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	60,000	60,783
Corp. Nacional del Cobre de Chile, Senior Notes	5.529%	1/30/37	200,000	197,511 (a)
First Quantum Minerals Ltd., Senior Notes	6.375%	2/15/36	200,000	196,429 (a)
Freeport-McMoRan Inc., Senior Notes	4.625%	8/1/30	30,000	29,820
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	40,000	40,705
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	120,000	116,091
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	50,000	49,837 (a)
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Metals & Mining — continued
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	70,000	$69,428 (a)
Glencore Funding LLC, Senior Notes	5.673%	4/1/35	120,000	123,056 (a)
Glencore Funding LLC, Senior Notes	6.141%	4/1/55	50,000	51,454 (a)
Southern Copper Corp., Senior Notes	7.500%	7/27/35	100,000	115,355
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	10,000	10,076
Vale Overseas Ltd., Senior Notes	3.750%	7/8/30	150,000	143,053
Total Metals & Mining				1,203,598
Paper & Forest Products — 0.3%
Georgia-Pacific LLC, Senior Notes	4.950%	6/30/32	90,000	90,331 (a)
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	190,000	168,668
Suzano Netherlands BV, Senior Notes	5.500%	1/15/36	70,000	68,099
Total Paper & Forest Products				327,098

Total Materials				1,875,694
Real Estate — 0.2%
Specialized REITs — 0.2%
Meridian Arc Holdco LLC, Senior Secured Notes	6.250%	4/30/31	110,000	110,319 (a)
Millrose Properties Inc., Senior Notes	6.375%	8/1/30	50,000	50,710 (a)
Millrose Properties Inc., Senior Notes	6.250%	9/15/32	10,000	10,096 (a)
SV RNO Property Owner 1 LLC, Senior Secured Notes	5.875%	3/1/31	70,000	69,035 (a)

Total Real Estate				240,160
Utilities — 1.8%
Electric Utilities — 1.7%
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	70,000	62,702 (a)
Comision Federal de Electricidad, Senior Notes	3.348%	2/9/31	300,000	270,474 (h)
Constellation Energy Generation LLC, Senior Notes	3.900%	1/8/28	50,000	49,586
Constellation Energy Generation LLC, Senior Notes	4.400%	1/15/31	10,000	9,834
Duke Energy Carolinas LLC, First Mortgage Bonds	5.300%	2/15/40	50,000	49,628
Duke Energy Ohio Inc., First Mortgage Bonds	3.650%	2/1/29	40,000	39,223
Exelon Corp., Senior Notes	5.625%	6/15/35	90,000	92,174
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	80,000	79,560
FirstEnergy Corp., Senior Notes	4.850%	7/15/47	110,000	95,654
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2026 Semi-Annual Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Electric Utilities — continued
Florida Power & Light Co., First Mortgage Bonds	5.700%	3/15/55	60,000	$59,868
Georgia Power Co., Senior Notes	5.200%	3/15/35	50,000	50,620
NRG Energy Inc., Senior Notes	5.750%	1/15/34	30,000	29,781 (a)
NRG Energy Inc., Senior Notes	6.000%	1/15/36	170,000	169,554 (a)
NRG Energy Inc., Senior Notes	6.125%	5/15/36	40,000	40,036 (a)
NRG Energy Inc., Senior Secured Notes	4.955%	4/30/31	30,000	29,678 (a)
NRG Energy Inc., Senior Secured Notes	5.407%	10/15/35	50,000	49,175 (a)
Oglethorpe Power Corp., First Mortgage Bonds	5.900%	2/1/55	60,000	59,400
Oncor Electric Delivery Co. LLC, Senior Secured Notes	5.350%	4/1/35	40,000	40,707
Oncor Electric Delivery Co. LLC, Senior Secured Notes	5.800%	4/1/55	20,000	20,050
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	80,000	77,913
Pacific Gas and Electric Co., First Mortgage Bonds	2.500%	2/1/31	70,000	62,829
Pacific Gas and Electric Co., First Mortgage Bonds	3.300%	8/1/40	30,000	22,514
Pacific Gas and Electric Co., First Mortgage Bonds	3.500%	8/1/50	70,000	46,736
RWE Finance US LLC, Senior Notes	5.125%	9/18/35	150,000	146,444 (a)
Southern California Edison Co., First Mortgage Bonds	4.950%	9/15/31	70,000	69,866
Talen Energy Supply LLC, Senior Notes	6.375%	5/1/33	20,000	19,983 (a)
Talen Energy Supply LLC, Senior Notes	6.500%	2/1/36	70,000	70,599 (a)
Vistra Operations Co. LLC, Senior Notes	5.000%	4/30/31	30,000	29,784 (a)
Vistra Operations Co. LLC, Senior Notes	5.250%	4/30/33	30,000	29,788 (a)
Vistra Operations Co. LLC, Senior Notes	5.350%	1/31/36	100,000	98,046 (a)
Total Electric Utilities				1,972,206
Multi-Utilities — 0.1%
Consolidated Edison Co. of New York Inc., Senior Notes	3.350%	4/1/30	10,000	9,558
Consolidated Edison Co. of New York Inc., Senior Notes	3.950%	4/1/50	50,000	38,989
Dominion Energy Inc., Senior Notes	5.350%	6/15/36	60,000	60,099
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Multi-Utilities — continued
Dominion Energy Inc., Senior Notes	7.000%	6/15/38	30,000	$33,979
Total Multi-Utilities				142,625

Total Utilities				2,114,831
Total Corporate Bonds & Notes (Cost — $41,691,409)				40,503,477
Mortgage-Backed Securities — 23.6%
FHLMC — 4.3%
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	10/1/32	10,786	10,408
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	4/1/33- 1/1/38	43,708	41,945
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	9/1/40- 3/1/52	2,311,937	1,973,521
Federal Home Loan Mortgage Corp. (FHLMC)	1.500%	11/1/40- 5/1/41	616,535	519,564
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	10/1/52	573,266	571,359
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	5/1/53- 7/1/53	703,617	683,649
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	11/1/53- 4/1/54	291,965	295,967
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	5/1/54- 1/1/55	511,685	526,915
Federal Home Loan Mortgage Corp. (FHLMC)	6.500%	8/1/55	72,705	75,738
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.617%)	5.409%	11/1/47	119,660	124,091 (c)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.627%)	3.009%	11/1/48	157,662	159,702 (c)
Total FHLMC				4,982,859
FNMA — 13.0%
Federal National Mortgage Association (FNMA)	4.760%	6/1/29	500,000	504,224
Federal National Mortgage Association (FNMA)	3.000%	4/1/36- 6/1/52	739,266	682,256
Federal National Mortgage Association (FNMA)	2.500%	9/1/36- 6/1/62	1,269,778	1,093,882
Federal National Mortgage Association (FNMA)	3.500%	2/1/37- 1/1/50	1,056,312	978,577
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2026 Semi-Annual Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

FNMA — continued
Federal National Mortgage Association (FNMA)	3.870%	5/1/37	100,000	$93,128
Federal National Mortgage Association (FNMA)	2.000%	10/1/40- 5/1/52	1,613,882	1,350,334
Federal National Mortgage Association (FNMA)	4.000%	10/1/40- 6/1/57	800,072	761,487
Federal National Mortgage Association (FNMA)	4.500%	3/1/50- 1/1/59	426,506	414,633
Federal National Mortgage Association (FNMA)	5.000%	7/1/52	202,806	203,794
Federal National Mortgage Association (FNMA)	6.000%	7/1/53- 9/1/55	1,273,609	1,310,725
Federal National Mortgage Association (FNMA)	6.500%	6/1/54	59,952	62,081
Federal National Mortgage Association (FNMA)	6.500%	7/1/54	500,000	517,262 (i)
Federal National Mortgage Association (FNMA)	2.500%	7/1/55	2,400,000	2,005,687 (i)
Federal National Mortgage Association (FNMA)	3.000%	7/1/55	2,300,000	2,005,672 (i)
Federal National Mortgage Association (FNMA)	5.000%	7/1/56	1,000,000	982,736 (i)
Federal National Mortgage Association (FNMA)	5.500%	7/1/56	2,200,000	2,207,373 (i)
Total FNMA				15,173,851
GNMA — 6.3%
Government National Mortgage Association (GNMA)	3.000%	9/15/42- 10/15/42	68,504	62,939
Government National Mortgage Association (GNMA)	3.500%	5/15/50	28,673	25,888
Government National Mortgage Association (GNMA) II	4.000%	10/20/45- 11/20/49	353,469	335,211
Government National Mortgage Association (GNMA) II	3.500%	1/20/46- 10/20/47	480,631	436,448
Government National Mortgage Association (GNMA) II	3.000%	1/20/50- 4/20/52	843,543	743,952
Government National Mortgage Association (GNMA) II	2.500%	10/20/51	258,405	221,058
Government National Mortgage Association (GNMA) II	4.500%	8/20/52- 9/20/52	426,498	412,694
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

GNMA — continued
Government National Mortgage Association (GNMA) II	5.000%	9/20/52- 8/20/53	280,818	$279,849
Government National Mortgage Association (GNMA) II	5.500%	2/20/53	200,279	203,096
Government National Mortgage Association (GNMA) II	6.000%	2/20/54- 8/20/54	508,264	527,140
Government National Mortgage Association (GNMA) II	5.000%	7/1/54	1,000,000	986,037 (i)
Government National Mortgage Association (GNMA) II	2.000%	7/1/55	900,000	737,433 (i)
Government National Mortgage Association (GNMA) II	2.500%	7/1/55	800,000	683,187 (i)
Government National Mortgage Association (GNMA) II	3.000%	7/1/55	500,000	443,828 (i)
Government National Mortgage Association (GNMA) II	5.500%	7/1/56	1,100,000	1,105,577 (i)
Government National Mortgage Association (GNMA) II	6.500%	7/1/56	200,000	207,219 (i)
Total GNMA				7,411,556

Total Mortgage-Backed Securities (Cost — $28,107,320)				27,568,266
Collateralized Mortgage Obligations(j) — 18.0%
280 Park Avenue Mortgage Trust, 2017- 280P F (1 mo. Term SOFR + 3.127%)	6.739%	9/15/34	410,000	402,651 (a)(c)
Angel Oak Mortgage Trust, 2022-3 A3	4.118%	1/25/67	440,239	407,819 (a)(c)
BANK, 2017-BNK7 A5	3.435%	9/15/60	580,000	570,984
BANK5, 2024-5YR7 C	7.341%	6/15/57	540,000	551,542 (c)
BANK5, 2026-5YR22 A3	5.713%	6/15/59	260,000	268,372 (c)
BBCMS Mortgage Trust, 2025-5C34 A3	5.659%	5/15/58	100,000	102,542
BDS LLC, 2026-FL17 A (1 mo. Term SOFR + 1.350%)	4.989%	5/19/43	200,000	200,250 (a)(c)
Benchmark Mortgage Trust, 2020-IG1 AS	2.909%	9/15/43	500,000	426,113 (c)
Benchmark Mortgage Trust, 2022-B32 XA, IO	0.555%	1/15/55	4,103,519	43,650 (a)(c)
BLP Commercial Mortgage Trust, 2023-IND A (1 mo. Term SOFR + 1.692%)	5.317%	3/15/40	152,063	152,510 (a)(c)
BRAVO Residential Funding Trust, 2021- NQM2 A1	0.970%	3/25/60	2,559	2,538 (a)(c)
BRAVO Residential Funding Trust, 2024- NQM5 A1	5.803%	6/25/64	227,112	228,180 (a)
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2026 Semi-Annual Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(j) — continued
BX Commercial Mortgage Trust, 2025- COPT A (1 mo. Term SOFR + 1.750%)	5.375%	8/15/42	330,000	$331,333 (a)(c)
BX Commercial Mortgage Trust, 2026-VLT9 A (1 mo. Term SOFR + 1.700%)	5.325%	3/15/45	150,000	150,170 (a)(c)
BX Trust, 2022-LBA6 A (1 mo. Term SOFR + 1.000%)	4.625%	1/15/39	250,000	250,073 (a)(c)
BXMT Ltd., 2026-FL6 A (1 mo. Term SOFR + 1.450%)	5.089%	8/19/43	220,000	220,240 (a)(c)
Chevy Chase Funding LLC Mortgage- Backed Certificates, 2004-3A A2 (1 mo. Term SOFR + 0.414%)	4.063%	8/25/35	150,635	148,646 (a)(c)
CSMC Trust, 2021-NQM3 A3	1.632%	4/25/66	42,170	37,506 (a)(c)
CSMC Trust, 2021-NQM8 A1	2.841%	10/25/66	446,161	404,730 (a)(c)
Dwight Issuer LLC, 2026-FL2 A (1 mo. Term SOFR + 1.400%)	5.000%	1/18/44	100,000	100,125 (a)(c)(g)
Ellington Financial Mortgage Trust, 2020-1 B1	5.055%	5/25/65	720,000	713,049 (a)(c)
Ellington Financial Mortgage Trust, 2022-1 A2	3.001%	1/25/67	120,000	91,253 (a)(c)
Extended Stay America Trust, 2025-ESH A (1 mo. Term SOFR + 1.300%)	4.925%	10/15/42	115,576	115,966 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020- RR07 BX, IO	2.608%	10/27/28	3,000,000	128,734 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K736 X1, IO	1.263%	7/25/26	833	0 (c)(f)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K1517 X1, IO	1.435%	7/25/35	136,186	11,687 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4391 MZ	3.000%	9/15/44	137,573	125,222
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4980 KI, IO	4.500%	6/25/50	691,254	161,383
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 IK, IO	2.500%	9/25/50	749,893	113,853
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 JI, IO	2.500%	9/25/50	134,786	22,185
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5013 IN, IO	2.500%	9/25/50	67,975	11,204
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(j) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5018 MI, IO	2.000%	10/25/50	69,869	$9,156
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5093 IY, IO, PAC	4.500%	12/25/50	375,483	83,976
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5118 NI, IO	2.000%	2/25/51	649,624	84,573
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5140 NI, IO	2.500%	5/25/49	147,793	20,839
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5202 IN, IO	3.000%	1/25/47	574,630	68,826
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5206 IJ, IO	4.000%	4/15/48	875,380	183,161
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5224 HL, PAC	4.000%	4/25/52	100,000	92,459
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5230 PE	2.000%	12/25/51	300,000	249,000
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5274 IO, IO	2.500%	1/25/51	639,948	107,466
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5293 CI, IO	2.500%	4/25/51	2,054,428	316,781
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5293 IO, IO	2.000%	3/25/51	796,550	99,506
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5377 IO, IO	2.500%	12/25/51	1,263,643	154,962
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5449 FQ (30 Day Average SOFR + 1.500%)	5.128%	9/25/54	71,873	72,389 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5482 FC (30 Day Average SOFR + 1.300%)	4.928%	12/25/54	70,750	71,330 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA2 M2 (30 Day Average SOFR + 2.300%)	5.928%	8/25/33	52,007	52,731 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA6 B1 (30 Day Average SOFR + 3.400%)	7.028%	10/25/41	240,000	241,613 (a)(c)
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2026 Semi-Annual Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(j) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA2 M1A (30 Day Average SOFR + 1.300%)	4.928%	2/25/42	16,213	$16,214 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2024-DNA1 M2 (30 Day Average SOFR + 1.950%)	5.578%	2/25/44	340,000	343,613 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2026-DNA2 B1 (30 Day Average SOFR + 2.100%)	5.728%	3/25/46	160,000	162,796 (a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2019-R05 1B1 (30 Day Average SOFR + 4.214%)	7.842%	7/25/39	228,179	228,662 (a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2021-R01 1B1 (30 Day Average SOFR + 3.100%)	6.728%	10/25/41	250,000	251,662 (a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2023-R05 1M2 (30 Day Average SOFR + 3.100%)	6.728%	6/25/43	250,000	258,459 (a)(c)
Federal National Mortgage Association (FNMA) ACES, 2023-M4 A2	3.892%	9/25/32	100,000	96,120 (c)
Federal National Mortgage Association (FNMA) REMIC, 2012-118 VZ	3.000%	11/25/42	98,036	89,617
Federal National Mortgage Association (FNMA) REMIC, 2014-6 Z	2.500%	2/25/44	240,017	212,208
Federal National Mortgage Association (FNMA) REMIC, 2015-65 CZ	3.500%	9/25/45	146,026	129,083
Federal National Mortgage Association (FNMA) REMIC, 2020-56 AQ	2.000%	8/25/50	576,360	461,499
Federal National Mortgage Association (FNMA) REMIC, 2020-56 DI, IO	2.500%	8/25/50	258,431	42,577
Federal National Mortgage Association (FNMA) REMIC, 2021-43 IO, IO	2.500%	6/25/51	632,193	95,951
Federal National Mortgage Association (FNMA) REMIC, 2022-22 IO, IO	2.500%	10/25/51	548,288	93,483
Federal National Mortgage Association (FNMA) REMIC, 2022-86 IO, IO	2.500%	5/25/50	796,129	109,968
Federal National Mortgage Association (FNMA) REMIC, 2023-2 CI, IO	2.000%	10/25/50	792,067	100,266
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(j) — continued
Federal National Mortgage Association (FNMA) REMIC, 2024-5 DI, IO	3.000%	10/25/51	1,652,761	$307,721
Federal National Mortgage Association (FNMA) REMIC, 2024-22 IC, IO	2.500%	10/25/51	762,766	104,620
Federal National Mortgage Association (FNMA) REMIC, 2025-53 FA (30 Day Average SOFR + 1.930%)	5.558%	7/25/55	74,687	76,175 (c)
Federal National Mortgage Association (FNMA) STRIPS, 427 C21, IO	2.000%	3/25/50	688,706	86,605
Federal National Mortgage Association (FNMA) STRIPS, 440 C6, IO	2.000%	10/25/52	1,611,252	202,468
GCAT Trust, 2024-INV3 A17	6.500%	9/25/54	62,005	63,294 (a)(c)
Government National Mortgage Association (GNMA), 2013-107 AD	2.771%	11/16/47	28,341	25,751 (c)
Government National Mortgage Association (GNMA), 2014-17 AM	3.535%	6/16/48	2,684	2,592 (c)
Government National Mortgage Association (GNMA), 2014-186 IO, IO	0.356%	8/16/54	155,476	864 (c)
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	77,146	14,812
Government National Mortgage Association (GNMA), 2016-84 IG, IO, PAC	4.500%	11/16/45	575,562	108,709
Government National Mortgage Association (GNMA), 2020-91 IU, IO	0.965%	5/16/62	4,043,135	266,016 (c)
Government National Mortgage Association (GNMA), 2020-118 IO, IO	0.885%	6/16/62	4,594,625	284,332 (c)
Government National Mortgage Association (GNMA), 2020-123 NI, IO	2.500%	8/20/50	59,087	8,778
Government National Mortgage Association (GNMA), 2020-129 IE, IO	2.500%	9/20/50	58,177	8,219
Government National Mortgage Association (GNMA), 2020-H04 FP (1 mo. Term SOFR + 0.614%)	4.261%	6/20/69	68,699	68,824 (c)
Government National Mortgage Association (GNMA), 2021-57 BI, IO	3.000%	3/20/51	1,057,802	184,135
Government National Mortgage Association (GNMA), 2021-96 VI, IO	2.500%	6/20/51	813,006	112,160
Government National Mortgage Association (GNMA), 2021-176 IN, IO	2.500%	10/20/51	1,019,581	140,819
Government National Mortgage Association (GNMA), 2021-188 PA, PAC	2.000%	10/20/51	322,120	266,507
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2026 Semi-Annual Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(j) — continued
Government National Mortgage Association (GNMA), 2021-223 P, PAC-1	2.000%	6/20/51	336,529	$293,960
Government National Mortgage Association (GNMA), 2021-H02 TF (1 mo. Term SOFR + 1.394%)	5.041%	1/20/71	428,211	438,632 (c)
Government National Mortgage Association (GNMA), 2022-3 IO, IO	0.640%	2/16/61	274,701	11,749 (c)
Government National Mortgage Association (GNMA), 2022-99 JW	2.500%	1/20/52	100,000	84,522
Government National Mortgage Association (GNMA), 2022-189 PT	2.500%	10/20/51	229,097	191,619
Government National Mortgage Association (GNMA), 2022-196 BE	3.000%	10/16/64	100,000	70,312 (c)
Government National Mortgage Association (GNMA), 2022-216 IO, IO	0.751%	7/16/65	1,450,440	78,235 (c)
Government National Mortgage Association (GNMA), 2022-220 E	3.000%	10/16/64	200,000	143,515 (c)
Government National Mortgage Association (GNMA), 2023-92 AH	2.000%	6/16/64	97,855	75,405
Government National Mortgage Association (GNMA), 2025-169 SA, IO (-1.000 x 30 Day Average SOFR + 6.600%)	2.991%	10/20/55	863,161	78,516 (c)
Government National Mortgage Association (GNMA), 2025-175 LS, IO (-1.000 x 30 Day Average SOFR + 5.950%)	2.341%	10/20/55	487,417	46,883 (c)
Government National Mortgage Association (GNMA), 2025-214 S, IO (-1.000 x 30 Day Average SOFR + 6.600%)	2.991%	12/20/55	575,865	54,122 (c)
Greystone CRE Notes LLC, 2025-FL4 A (1 mo. Term SOFR + 1.481%)	5.106%	1/15/43	320,000	320,802 (a)(c)
GS Mortgage Securities Corp. II, 2024-70P E	9.263%	3/10/41	380,000	388,562 (a)(c)
GS Mortgage-Backed Securities Trust, 2024-RPL4 A1	3.900%	9/25/61	229,970	224,329 (a)
INCREF LLC, 2026-FL2 (1 mo. Term SOFR + 1.450%)	5.120%	12/19/43	230,000	230,286 (a)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (PRIME + 0.693%)	7.443%	5/15/28	79,916	70,112 (a)(c)
Legacy Mortgage Asset Trust, 2021-GS5 A1	6.250%	7/25/67	59,175	59,278 (a)
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(j) — continued
MF1 LLC, 2025-FL19 A (1 mo. Term SOFR + 1.488%)	5.125%	5/18/42	340,000	$340,638 (a)(c)
MF1 Ltd., 2022-FL8 A (1 mo. Term SOFR + 1.350%)	4.989%	2/19/37	165,745	165,801 (a)(c)
MLTI Trust, 2026-SF75 A (1 mo. Term SOFR + 1.400%)	5.025%	3/15/36	250,000	250,514 (a)(c)
Morgan Stanley Residential Mortgage Loan Trust, 2026-DSC2 A1	5.440%	4/27/71	225,851	225,432 (a)(c)
NYCT Trust, 2024-3ELV A (1 mo. Term SOFR + 1.991%)	5.616%	8/15/29	200,000	200,342 (a)(c)
OBX Trust, 2021-NQM2 A3	1.563%	5/25/61	55,979	46,516 (a)(c)
OBX Trust, 2022-NQM1 A2	3.001%	11/25/61	500,000	397,659 (a)(c)
OBX Trust, 2023-NQM6 A3	6.975%	7/25/63	120,019	120,074 (a)
PRKCM Trust, 2022-AFC2 M1	6.099%	8/25/57	730,000	728,212 (a)(c)
PRKCM Trust, 2023-AFC1 A1	6.598%	2/25/58	249,669	249,017 (a)
PRKCM Trust, 2024-HOME1 A1	6.431%	5/25/59	126,203	127,009 (a)
RIDE, 2025-SHRE D	6.972%	2/14/47	260,000	262,156 (a)(c)
Santander Mortgage Asset Receivable Trust, 2026-NQM5 A1	5.455%	6/25/66	290,000	290,272 (a)(c)
SLG Office Trust, 2021-OVA A	2.585%	7/15/41	337,000	300,447 (a)
STWD LLC, 2025-FL4 A (1 mo. Term SOFR + 1.450%)	5.089%	11/19/42	310,000	310,581 (a)(c)
Towd Point Mortgage Trust, 2017-4 B2	3.631%	6/25/57	250,000	212,542 (a)(c)
UBS Commercial Mortgage Trust, 2018-C9 XA, IO	1.072%	3/15/51	7,514,595	91,594 (c)
VLS Commercial Mortgage Trust, 2020- LAB B	2.453%	10/10/42	210,000	173,260 (a)
Wells Fargo Commercial Mortgage Trust, 2016-C36 A4	3.065%	11/15/59	310,000	308,585
Wells Fargo Commercial Mortgage Trust, 2017-RB1 XA, IO	1.304%	3/15/50	1,615,143	7,138 (c)

Total Collateralized Mortgage Obligations (Cost — $21,438,863)				21,097,485
U.S. Government & Agency Obligations — 17.8%
U.S. Government Obligations — 17.8%
U.S. Treasury Bonds	1.375%	11/15/40	240,000	155,236
U.S. Treasury Bonds	2.000%	11/15/41	770,000	533,526
U.S. Treasury Bonds	3.625%	8/15/43	80,000	68,172
U.S. Treasury Bonds	3.125%	8/15/44	110,000	86,105
U.S. Treasury Bonds	4.125%	8/15/44	100,000	90,469
U.S. Treasury Bonds	4.625%	11/15/44	60,000	57,843
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2026 Semi-Annual Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

U.S. Government Obligations — continued
U.S. Treasury Bonds	5.000%	5/15/45	140,000	$141,231
U.S. Treasury Bonds	4.625%	2/15/46	20,000	19,203
U.S. Treasury Bonds	3.375%	11/15/48	160,000	125,194
U.S. Treasury Bonds	3.000%	2/15/49	640,000	466,800
U.S. Treasury Bonds	2.875%	5/15/49	290,000	206,013
U.S. Treasury Bonds	2.000%	2/15/50	200,000	116,594
U.S. Treasury Bonds	1.375%	8/15/50	2,330,000	1,143,520
U.S. Treasury Bonds	1.625%	11/15/50	1,990,000	1,040,630
U.S. Treasury Bonds	2.000%	8/15/51	1,570,000	894,225
U.S. Treasury Bonds	1.875%	11/15/51	301,000	165,479
U.S. Treasury Bonds	3.000%	8/15/52	60,000	42,551
U.S. Treasury Bonds	4.000%	11/15/52	570,000	487,795
U.S. Treasury Bonds	3.625%	2/15/53	1,150,000	919,955
U.S. Treasury Bonds	4.250%	2/15/54	780,000	696,104
U.S. Treasury Bonds	4.625%	5/15/54	430,000	408,458
U.S. Treasury Bonds	4.250%	8/15/54	470,000	419,714
U.S. Treasury Bonds	4.625%	2/15/55	40,000	38,020
U.S. Treasury Bonds	4.750%	5/15/55	200,000	194,039
U.S. Treasury Bonds	4.750%	8/15/55	70,000	67,930
U.S. Treasury Bonds	4.625%	11/15/55	30,000	28,545
U.S. Treasury Bonds	4.750%	2/15/56	140,000	136,030
U.S. Treasury Notes	1.250%	12/31/26	20,000	19,736
U.S. Treasury Notes	3.625%	8/31/27	120,000	119,316
U.S. Treasury Notes	4.125%	7/31/28	40,000	39,975
U.S. Treasury Notes	3.875%	4/15/29	130,000	129,030
U.S. Treasury Notes	3.625%	8/31/29	20,000	19,682
U.S. Treasury Notes	3.875%	6/30/30	30,000	29,656
U.S. Treasury Notes	3.750%	1/31/31	10,000	9,812
U.S. Treasury Notes	4.000%	1/31/31	1,090,000	1,080,697
U.S. Treasury Notes	4.250%	2/28/31	1,960,000	1,963,560
U.S. Treasury Notes	3.875%	4/30/31	30,000	29,573
U.S. Treasury Notes	4.125%	5/31/31	10,000	9,965
U.S. Treasury Notes	4.625%	5/31/31	4,400,000	4,479,492
U.S. Treasury Notes	4.000%	4/30/32	20,000	19,739
U.S. Treasury Notes	4.000%	6/30/32	2,840,000	2,800,728
U.S. Treasury Notes	3.500%	2/15/33	20,000	19,085
U.S. Treasury Notes	4.125%	2/15/36	90,000	87,820
U.S. Treasury Notes	4.375%	5/15/36	890,000	885,341
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

U.S. Government Obligations — continued
U.S. Treasury Strip Principal (STRIPS)	0.000%	5/15/49	950,000	$299,368

Total U.S. Government & Agency Obligations (Cost — $24,555,230)				20,791,956
			Face Amount†/ Units
Asset-Backed Securities — 7.1%
Abry Liquid Credit CLO Ltd., 2025-2A A1 (3 mo. Term SOFR + 1.310%)	4.995%	1/15/38	190,000	190,591 (a)(c)
AIMCO CLO Ltd., 2021-15A AR (3 mo. Term SOFR + 1.200%)	4.880%	4/17/38	270,000	270,328 (a)(c)
Ally Bank, 2026-A A2	4.582%	3/15/34	259,619	259,264 (a)
American Heritage Auto Receivables Issuer Trust, 2025-1A A3	4.400%	11/15/30	190,000	189,124 (a)
Avis Budget Rental Car Funding AESOP LLC, 2024-1A A	5.360%	6/20/30	250,000	254,112 (a)
Balboa Bay Loan Funding Ltd., 2025-2A A1 (3 mo. Term SOFR + 1.250%)	4.925%	1/20/39	170,000	170,163 (a)(c)
Bayfront IABS Pte Ltd., 8A A (SOFR + 1.380%)	5.060%	7/11/47	200,000	200,138 (a)(c)
Bayswater Park CLO Ltd., 2023-1A AR (3 mo. Term SOFR + 1.210%)	4.885%	1/20/39	200,000	200,181 (a)(c)
Bayview Opportunity Master Fund LLC, 2025-EDU1 C (30 Day Average SOFR + 1.800%)	5.428%	7/27/48	233,842	234,585 (a)(c)
Birch Grove CLO Ltd., 2024-11A A1 (3 mo. Term SOFR + 1.360%)	5.024%	1/22/38	410,000	410,546 (a)(c)
CIFC Funding Ltd., 2018-1A A1R (3 mo. Term SOFR + 1.320%)	4.995%	1/18/38	130,000	130,329 (a)(c)
DLLMT LLC, 2024-1A A4	4.980%	4/20/32	260,000	262,029 (a)
Driven Brands Funding LLC, 2024-1A A2	6.372%	10/20/54	235,800	238,248 (a)
Driven Brands Funding LLC, 2025-1A A2	5.296%	10/20/55	248,750	241,920 (a)
Edsouth Indenture LLC, 2015-1 A (30 Day Average SOFR + 0.914%)	4.542%	10/25/56	130,194	130,208 (a)(c)
Elevation CLO Ltd., 2025-18A A1 (3 mo. Term SOFR + 1.240%)	4.915%	3/28/38	250,000	250,564 (a)(c)
Five Guys Holdings Inc., 2023-1A A2	7.549%	1/26/54	246,250	250,820 (a)
Hertz Vehicle Financing LLC, 2023-4A A	6.150%	3/25/30	240,000	246,988 (a)
InStar Leasing LLC, 2021-1A A	2.300%	2/15/54	84,188	80,463 (a)
Jack in the Box Funding LLC, 2019-1A A23	4.970%	8/25/49	123,175	114,879 (a)
Kinetic ABS Issuer LLC, 2026-1A A2	5.219%	2/25/56	130,000	129,439 (a)
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2026 Semi-Annual Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
M&T Bank RV Trust, 2026-1A A	4.350%	1/15/46	106,803	$105,436 (a)
Man Capital CLO Ltd., 2021-2RA A1R (3 mo. Term SOFR + 1.320%)	4.990%	4/17/39	250,000	250,416 (a)(c)
Mosaic Solar Loan Trust, 2024-1A A	5.500%	9/20/49	309,908	298,221 (a)
Navient Private Education Refi Loan Trust, 2019-A A2B (1 mo. Term SOFR + 1.014%)	4.640%	1/15/43	3,473	3,474 (a)(c)
Navient Refinance Loan Trust, 2026-A A	4.500%	1/18/56	189,880	187,378 (a)
Navient Student Loan Trust, 2016-3A A3 (30 Day Average SOFR + 1.464%)	5.092%	6/25/65	147,431	150,063 (a)(c)
Palmer Square CLO Ltd., 2021-1A A1AR (3 mo. Term SOFR + 1.150%)	4.825%	4/20/38	220,000	219,867 (a)(c)
Park Blue CLO Ltd., 2022-2A A1R (3 mo. Term SOFR + 1.420%)	5.095%	7/20/37	510,000	511,471 (a)(c)
Phantom Aviation, 2026-1A A	5.240%	1/15/51	118,130	116,035 (a)
Service Experts Issuer LLC, 2025-1A A	5.380%	1/20/37	111,086	110,416 (a)
Silver Point CLO Ltd., 2025-8A A1 (3 mo. Term SOFR + 1.210%)	4.883%	4/15/38	220,000	220,302 (a)(c)
SMB Private Education Loan Trust, 2015-C R	8.388%	9/18/46	1,092	322,050 (a)(k)
SMB Private Education Loan Trust, 2021-A A2A1 (1 mo. Term SOFR + 0.844%)	4.470%	1/15/53	119,185	118,126 (a)(c)
SMB Private Education Loan Trust, 2021-E A1A	1.680%	2/15/51	54,602	51,765 (a)
SMB Private Education Loan Trust, 2023-B B	5.770%	10/16/56	476,053	478,229 (a)
SMB Private Education Loan Trust, 2024-E A1A	5.090%	10/16/56	182,677	182,717 (a)
Structured Asset Securities Corp. Mortgage Loan Trust, 2007-WF1 A1 (1 mo. Term SOFR + 0.534%)	4.183%	2/25/37	126,710	124,782 (c)
Sycamore Tree CLO Ltd., 2025-6A A1 (3 mo. Term SOFR + 1.200%)	4.875%	4/20/38	200,000	200,242 (a)(c)
Vantage Data Centers Issuer LLC, 2024-1A A2	5.100%	9/15/54	160,000	157,882 (a)
Venture CLO Ltd., 2019-38A ARR (3 mo. Term SOFR + 1.000%)	4.663%	7/30/32	104,019	104,128 (a)(c)

Total Asset-Backed Securities (Cost — $9,555,372)				8,367,919
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Sovereign Bonds — 3.7%
Argentina — 0.5%
Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	162,487	$144,207
Argentine Republic Government International Bond, Senior Notes, Step bond (4.125% to 7/9/27 then 4.750%)	4.125%	7/9/35	160,000	128,240
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	151,198	125,378 (a)
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	204,562	169,629 (h)
Total Argentina				567,454
Brazil — 0.2%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/33	1,564,000 BRL	251,376
Chile — 0.3%
Bonos de la Tesoreria de la Republica en pesos, Bonds	6.000%	4/1/33	130,000,000 CLP	145,938 (h)
Chile Government International Bond, Senior Notes	2.550%	7/27/33	210,000	180,621
Total Chile				326,559
Costa Rica — 0.2%
Costa Rica Government International Bond, Senior Notes	6.550%	4/3/34	270,000	288,780 (a)
Guatemala — 0.3%
Guatemala Government Bond, Senior Notes	3.700%	10/7/33	330,000	294,645 (a)
Jamaica — 0.1%
Jamaica Government International Bond, Senior Notes	9.625%	11/3/30	14,500,000 JMD	97,576
Malaysia — 0.1%
Malaysia Government Bond	4.254%	5/31/35	600,000 MYR	154,300
Mexico — 0.6%
Eagle Funding Luxco Sarl, Senior Notes	5.500%	8/17/30	250,000	251,325 (a)
Mexican Bonos, Senior Notes	7.750%	11/13/42	3,120,000 MXN	152,571
Mexico Government International Bond, Senior Notes	4.600%	2/10/48	440,000	334,400
Total Mexico				738,296
Panama — 0.1%
Panama Government International Bond, Senior Notes	2.252%	9/29/32	200,000	168,100
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2026 Semi-Annual Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Paraguay — 0.3%
Paraguay Government International Bond, Senior Notes	3.849%	6/28/33	320,000	$300,038 (h)
Peru — 0.3%
Peru Government Bond, Senior Notes	5.400%	8/12/34	250,000 PEN	71,427
Peruvian Government International Bond, Senior Notes	6.550%	3/14/37	180,000	197,523
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	50,000	48,865
Total Peru				317,815
Poland — 0.2%
Republic of Poland Government International Bond, Senior Notes	5.125%	9/18/34	230,000	231,414
South Africa — 0.1%
Republic of South Africa Government Bond	8.750%	1/31/44	2,600,000 ZAR	155,781
Supranational — 0.3%
Inter-American Development Bank, Senior Notes	7.350%	10/6/30	32,000,000 INR	337,892
Uruguay — 0.1%
Uruguay Government International Bond, Senior Notes	8.250%	5/21/31	2,740,000 UYU	71,234

Total Sovereign Bonds (Cost — $4,282,626)				4,301,260
Senior Loans — 2.1%
Consumer Discretionary — 0.3%
Automobile Components — 0.0%††
Clarios Global LP, 2024 Term Loan B (1 mo. Term SOFR + 2.500%)	6.144%	5/6/30	25,965	26,021 (c)(l)(m)
Automobiles — 0.1%
Belron Finance 2019 LLC, Term Loan (3 mo. Term SOFR + 2.000%)	5.657%	10/16/31	98,754	98,805 (c)(l)(m)
Broadline Retail — 0.0%††
Peer Holding III BV, Term Loan B5 (3 mo. Term SOFR + 2.500%)	6.232%	7/1/31	59,248	59,441 (c)(l)(m)
Hotels, Restaurants & Leisure — 0.0%††
PCI Gaming Authority, 2024 Term Loan B (1 mo. Term SOFR + 2.000%)	5.644%	7/18/31	33,039	33,083 (c)(l)(m)
Specialty Retail — 0.2%
Harbor Freight Tools USA Inc., Initial Term Loan (1 mo. Term SOFR + 2.250%)	5.894%	6/11/31	86,565	86,369 (c)(l)(m)
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Specialty Retail — continued
Petco Health & Wellness Co. Inc., 2026 Term Loan (3 mo. Term SOFR + 4.250%)	7.982%	2/3/31	109,725	$108,571 (c)(l)(m)
Total Specialty Retail				194,940

Total Consumer Discretionary				412,290
Financials — 0.8%
Banks — 0.0%††
Ascensus Group Holdings Inc., 2024 Term Loan B (1 mo. Term SOFR + 3.000%)	6.644%	11/24/32	59,850	58,554 (c)(l)(m)
Capital Markets — 0.2%
Focus Financial Partners LLC, Incremental Term Loan B (1 mo. Term SOFR + 2.500%)	6.144%	9/15/31	137,906	134,865 (c)(l)(m)
GIP Pilot Acquisition Partners LP, Amendment No. 3 Refinancing Term Loan (3 mo. Term SOFR + 2.000%)	5.641%	5/13/33	58,986	59,060 (c)(l)(m)
Total Capital Markets				193,925
Financial Services — 0.2%
Jane Street Group LLC, Extended Term Loan (3 mo. Term SOFR + 2.000%)	5.666%	12/15/31	187,987	186,514 (c)(l)(m)
Insurance — 0.4%
AmWINS Group Inc., 2026 Refinancing Term Loan (3 mo. Term SOFR + 2.000%)	5.732%	1/30/32	118,945	116,631 (c)(l)(m)
Asurion LLC, New Term Loan B14 (1 mo. Term SOFR + 3.750%)	7.413%	2/23/33	99,750	94,585 (c)(l)(m)
HUB International Ltd., 2025 Incremental Term Loan (3 mo. Term SOFR + 2.250%)	5.922%	6/20/30	129,232	129,244 (c)(l)(m)
Sedgwick Claims Management Services Inc., 2024 Term Loan (1 mo. Term SOFR + 2.500%)	6.144%	7/31/31	99,498	98,415 (c)(l)(m)
Truist Insurance Holdings LLC, 2024 Term Loan B (3 mo. Term SOFR + 2.750%)	6.482%	5/6/31	60,000	58,725 (c)(l)(m)
Total Insurance				497,600
Mortgage Real Estate Investment Trusts (REITs) — 0.0%††
Starwood Property Mortgage LLC, 2025 Repricing Term Loan (1 mo. Term SOFR + 1.750%)	5.394%	11/18/27	59,251	59,121 (c)(l)(m)

Total Financials				995,714
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2026 Semi-Annual Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care — 0.2%
Health Care Providers & Services — 0.1%
Sotera Health Holdings LLC, 2026 Refinancing Term Loan (1 mo. Term SOFR + 2.250%)	5.894%	5/30/31	75,048	$75,200 (c)(l)(m)
Health Care Technology — 0.1%
AthenaHealth Group Inc., Fourth Amendment Term Loan (1 mo. Term SOFR + 3.250%)	6.894%	2/17/32	79,798	79,070 (c)(l)(m)
Cotiviti Inc., Initial Term Loan (1 mo. Term SOFR + 2.750%)	6.370%	5/1/31	63,521	58,261 (c)(l)(m)
Total Health Care Technology				137,331

Total Health Care				212,531
Industrials — 0.2%
Machinery — 0.1%
Chart Industries Inc., 2024 Term Loan B (3 mo. Term SOFR + 2.500%)	6.182%	3/15/30	88,931	89,043 (c)(l)(m)
Passenger Airlines — 0.0%††
Spirit Airlines LLC, Contingent DIP Facility	—	7/14/26	28,153	7,883 *(e)(n)
Spirit Airlines LLC, Contingent DIP Facility Initial Term Loan	—	7/14/26	10,726	215 *(e)(n)
Spirit Airlines LLC, New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.637%	7/14/26	4,671	4,437 (c)(e)(l)(m)(o)
Spirit Airlines LLC, Second New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.637%	7/14/26	1,158	1,100 (c)(e)(l)(m)(o)
Spirit Airlines LLC, Third DIP New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.637%	7/14/26	2,288	2,173 (c)(e)(l)(m)(o)
Total Passenger Airlines				15,808
Professional Services — 0.1%
CoreLogic Inc., First Lien Initial Term Loan (1 mo. Term SOFR + 3.614%)	7.258%	6/2/28	129,321	128,028 (c)(l)(m)

Total Industrials				232,879
Information Technology — 0.2%
Software — 0.2%
Cloud Software Group Inc., Tenth Amendment Term Loan B2 (3 mo. Term SOFR + 3.250%)	6.982%	3/21/31	99,499	87,559 (c)(l)(m)
Cloudera Inc., Term Loan (1 mo. Term SOFR + 3.850%)	7.494%	10/8/28	89,765	70,065 (c)(l)(m)
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security		Rate	Maturity Date	Face Amount†	Value

Software — continued
UKG Inc., Term Loan B (3 mo. Term SOFR + 2.250%)		5.913%	2/10/31	99,499	$93,936 (c)(l)(m)

Total Information Technology					251,560
Real Estate — 0.1%
Specialized REITs — 0.1%
Iron Mountain Information Management LLC, Amendment No. 1 Incremental Term Loan B (1 mo. Term SOFR + 2.000%)		5.644%	1/31/31	98,734	98,709 (c)(l)(m)

Utilities — 0.3%
Independent Power and Renewable Electricity Producers — 0.3%
Calpine Construction Finance Co. LP, 2025 Refinancing Term Loan (1 mo. Term SOFR + 1.750%)		5.394%	7/31/30	130,000	130,060 (c)(l)(m)
Lightning Power LLC, Initial Term Loan B (1 mo. Term SOFR + 2.000%)		5.644%	8/18/31	59,246	59,380 (c)(l)(m)
Pathfinder Power LLC, Term Loan B		—	6/22/33	110,000	109,897 (p)

Total Utilities					299,337
Total Senior Loans (Cost — $2,560,896)					2,503,020
	Counterparty	Expiration Date	Contracts	Notional Amount†
Purchased Options — 0.0%††
OTC Purchased Options — 0.0%††
U.S. Dollar/Canadian Dollar, Put @ 1.422CAD	BNP Paribas SA	7/24/26	620,000	620,000	3,734
U.S. Dollar/Euro, Call @ $1.156	JPMorgan Chase & Co.	8/12/26	1,160,000	1,160,000	15,720
U.S. Dollar/Japanese Yen, Put @ 161.350JPY	BNP Paribas SA	7/23/26	620,000	620,000	3,461

Total Purchased Options (Cost — $14,121)					22,915
				Shares
Common Stocks — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC				9	0 *(f)(q)
Spirit Aviation Holdings Inc.				1,484	30 *

Total Common Stocks (Cost — $20,846)					30
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2026 Semi-Annual Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security		Expiration Date	Warrants	Value
Warrants — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC (Cost — $12,843)		3/12/30	1,055	$21 *(a)(d)(q)
Total Investments before Short-Term Investments (Cost — $132,239,526)				125,156,349
	Rate		Shares
Short-Term Investments — 0.6%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $663,542)	3.577%		663,542	663,542 (r)(s)
Total Investments — 107.5% (Cost — $132,903,068)				125,819,891
Liabilities in Excess of Other Assets — (7.5)%				(8,770,013)
Total Net Assets — 100.0%				$117,049,878

See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Core Plus VIT Portfolio
†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Security has no maturity date. The date shown represents the next call date.
(c)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(e)	Security is valued using significant unobservable inputs (Note 1).
(f)	Value is less than $1.
(g)	Securities traded on a when-issued or delayed delivery basis.
(h)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the
United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(i)	This security is traded on a to-be-announced (“TBA”) basis. At June 30, 2026, the Portfolio held TBA securities with a total cost of $11,866,646.
(j)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(k)	Rate shown is the current yield based on income received over the trailing twelve months.
(l)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(m)	Senior loans may be considered restricted in that the Portfolio ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(n)	The coupon payment on this security is currently in default as of June 30, 2026.
(o)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(p)	All or a portion of this loan has not settled as of June 30, 2026. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(q)	Restricted security (Note 9).
(r)	Rate shown is one-day yield as of the end of the reporting period.
(s)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated
Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Portfolio. At June 30, 2026, the total market value of investments in Affiliated Companies was $663,542 and the cost was $663,542 (Note 8).

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2026 Semi-Annual Report

 Western Asset Core Plus VIT Portfolio
Abbreviation(s) used in this schedule:
ACES	—	Alternative Credit Enhancement Securities
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
CLP	—	Chilean Peso
DAC	—	Designated Activity Company
DIP	—	Debtor-in-possession
IBOR	—	Interbank Offered Rate
ICE	—	Intercontinental Exchange
INR	—	Indian Rupee
IO	—	Interest Only
JMD	—	Jamaican Dollar
JPY	—	Japanese Yen
JSC	—	Joint Stock Company
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
PAC	—	Planned Amortization Class
PEN	—	Peruvian Nuevo Sol
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STRIPS	—	Separate Trading of Registered Interest and Principal Securities
USD	—	United States Dollar
UYU	—	Uruguayan Peso
ZAR	—	South African Rand
At June 30, 2026, the Portfolio had the following open written options contracts:

Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
3-Month SOFR Futures, Call	9/11/26	$97.500	19	$47,500	$(238)
3-Month SOFR Futures, Call	12/11/26	97.500	12	30,000	(525)
3-Month SOFR Futures, Put	12/11/26	96.500	27	67,500	(39,150)
Total Exchange-Traded Written Options (Premiums received — $21,828)					(39,913)

OTC Written Options
	Counterparty
U.S. Dollar/Euro, Call (Premiums received — $3,322)	BNP Paribas SA	8/12/26	1.140	685,000	685,000	(4,052)
Total Written Options (Premiums received — $25,150)						$(43,965)

See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Core Plus VIT Portfolio
Abbreviation(s) used in this schedule:
SOFR	—	Secured Overnight Financing Rate
At June 30, 2026, the Portfolio had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
Australian 10-Year Bonds	11	9/26	$825,980	$836,354	$10,374
U.S. Treasury 2-Year Notes	26	9/26	5,358,388	5,359,453	1,065
U.S. Treasury 10-Year Notes	175	9/26	19,126,005	19,230,860	104,855
U.S. Treasury Long-Term Bonds	38	9/26	4,235,578	4,313,000	77,422
United Kingdom Long Gilt Bonds	4	9/26	467,869	473,330	5,461
					199,177
Contracts to Sell:
U.S. Treasury 5-Year Notes	94	9/26	10,028,986	10,062,406	(33,420)
U.S. Treasury Ultra 10-Year Notes	4	9/26	441,643	449,875	(8,232)
U.S. Treasury Ultra Long-Term Bonds	26	9/26	2,938,807	3,020,063	(81,256)
					(122,908)
Net unrealized appreciation on open futures contracts					$76,269
At June 30, 2026, the Portfolio had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	102,267	USD	70,438	Bank of America N.A.	7/16/26	$346
AUD	104,260	USD	72,067	Bank of America N.A.	7/16/26	96
AUD	120,000	USD	83,188	Bank of America N.A.	7/16/26	(130)
AUD	120,000	USD	83,124	Bank of America N.A.	7/16/26	(66)
EUR	100,000	USD	114,380	Bank of America N.A.	7/16/26	(44)
INR	3,076,747	USD	32,184	Bank of America N.A.	7/16/26	277
INR	3,106,583	USD	32,818	Bank of America N.A.	7/16/26	(43)
JPY	52,070,000	USD	322,433	BNP Paribas SA	7/16/26	(1,779)
JPY	55,121,202	USD	341,453	BNP Paribas SA	7/16/26	(2,009)
USD	94,792	EUR	80,000	BNP Paribas SA	7/16/26	3,324
USD	98,460	EUR	83,155	BNP Paribas SA	7/16/26	3,384
USD	294,812	EUR	249,639	BNP Paribas SA	7/16/26	9,385
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2026 Semi-Annual Report

 Western Asset Core Plus VIT Portfolio
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	196,250	GBP	148,267	BNP Paribas SA	7/16/26	$(416)
USD	2,799	JPY	440,000	BNP Paribas SA	7/16/26	89
USD	435,320	JPY	68,440,000	BNP Paribas SA	7/16/26	13,857
AUD	202,000	USD	143,746	Citibank N.A.	7/16/26	(3,932)
AUD	739,166	USD	512,009	Citibank N.A.	7/16/26	(398)
EUR	47,057	USD	53,644	Citibank N.A.	7/16/26	159
EUR	111,081	USD	126,527	Citibank N.A.	7/16/26	478
EUR	144,843	USD	165,118	Citibank N.A.	7/16/26	490
EUR	154,987	USD	176,682	Citibank N.A.	7/16/26	524
USD	193,523	AUD	269,000	Citibank N.A.	7/16/26	7,335
USD	122,550	CAD	169,717	Citibank N.A.	7/16/26	2,797
USD	121,475	EUR	102,859	Citibank N.A.	7/16/26	3,870
USD	418,749	INR	39,525,726	Citibank N.A.	7/16/26	1,737
USD	96,225	JPY	15,540,000	Citibank N.A.	7/16/26	527
USD	195,601	JPY	31,595,287	Citibank N.A.	7/16/26	1,033
CAD	415,000	USD	291,905	JPMorgan Chase & Co.	7/16/26	920
EUR	641,806	USD	745,747	JPMorgan Chase & Co.	7/16/26	(11,933)
JPY	133,189,121	USD	839,807	JPMorgan Chase & Co.	7/16/26	(19,608)
USD	183,583	EUR	155,100	JPMorgan Chase & Co.	7/16/26	6,249
USD	426,301	JPY	67,014,397	JPMorgan Chase & Co.	7/16/26	13,616
USD	61,524	MXN	1,102,000	Morgan Stanley & Co. Inc.	7/16/26	(1,407)
USD	322,000	CAD	457,884	BNP Paribas SA	7/27/26	(1,251)
USD	291,000	JPY	46,952,850	BNP Paribas SA	7/27/26	1,596
Net unrealized appreciation on open forward foreign currency contracts						$29,073

Abbreviation(s) used in this table:
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound
INR	—	Indian Rupee
JPY	—	Japanese Yen
MXN	—	Mexican Peso
USD	—	United States Dollar
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Core Plus VIT Portfolio
At June 30, 2026, the Portfolio had the following open swap contracts:
OTC INTEREST RATE SWAPS
Swap Counterparty	Notional Amount*	Termination Date	Payments Made by the Portfolio†	Payments Received by the Portfolio†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	4,830,000BRL	1/2/29	BRL-CDI**	10.230%**	$(113,749)	—	$(113,749)
JPMorgan Chase & Co.	22,105,000BRL	1/2/30	BRL-CDI**	14.101%**	6,839	—	6,839
JPMorgan Chase & Co.	5,002,000BRL	1/2/31	BRL-CDI**	13.250%**	(21,013)	—	(21,013)
JPMorgan Chase & Co.	7,700,000BRL	1/2/31	BRL-CDI**	13.300%**	(30,377)	—	(30,377)
Total					$(158,300)	—	$(158,300)

CENTRALLY CLEARED INTEREST RATE SWAPS
	Notional Amount*	Termination Date	Payments Made by the Portfolio†	Payments Received by the Portfolio†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	13,410,000MXN	3/14/28	Daily MXN TIIE - Banxico Compound every 28 days	7.225% every 28 days	$2,405	—	$2,405
	6,072,000	5/21/29	Daily SOFR Compound annually	4.090% annually	20,330	$1,741	18,589
	2,558,000	6/29/31	2.368%**	CPURNSA**	4,076	—	4,076
	10,714,000	1/31/33	3.520% annually	Daily SOFR Compound annually	241,815	23,285	218,530
	1,431,000	5/21/37	4.340% annually	Daily SOFR Compound annually	(35,266)	456	(35,722)
Total					$233,360	$25,482	$207,878

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Portfolio†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.IG.46 Index	$8,408,000	6/20/31	1.000% quarterly	$184,587	$135,417	$49,170

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2026 Semi-Annual Report

 Western Asset Core Plus VIT Portfolio
OTC TOTAL RETURN SWAPS
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Portfolio†	Periodic Payments Received by the Portfolio‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
JPMorgan Chase & Co.	$758,400	7/9/26	Daily SOFR Compound + 1.100%**	JPEIFNTR^**	$59,359	—	$59,359

[1]
If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii)
pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.
^	Custom emerging markets debt basket is comprised of 41 bonds in the Sovereign Frontier sector.
*	Notional amount denominated in U.S. dollars, unless otherwise noted.
**	One time payment made at termination date.
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
28-Day MXN TIIE - Banxico	6.766%
BRL-CDI	14.150%
CPURNSA	3.340%
Daily SOFR Compound	3.680%

Abbreviation(s) used in this table:
BRL	—	Brazilian Real
BRL-CDI	—	Brazilian Cetip InterBank Deposit Rate
CPURNSA	—	U.S. CPI Urban Consumers NSA Index
JPEIFNTR	—	Western Asset Management Emerging Markets Frontier Custom Basket
MXN	—	Mexican Peso
SOFR	—	Secured Overnight Financing Rate
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2026 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
June 30, 2026

Assets:
Investments in unaffiliated securities, at value (Cost — $132,239,526)	$125,156,349
Investments in affiliated securities, at value (Cost — $663,542)	663,542
Foreign currency, at value (Cost — $602,330)	592,310
Cash	1,005,538
Interest receivable	1,021,678
Receivable for sales of TBA securities	1,020,172
Deposits with brokers for centrally cleared swap contracts	414,705
Deposits with brokers for open futures contracts and exchange-traded options	409,931
Deposits with brokers for OTC derivatives	160,000
Foreign currency collateral for open futures contracts and/or exchange-traded options, at value (Cost — $132,263)	139,466
Unrealized appreciation on forward foreign currency contracts	72,089
OTC swaps, at value (premiums paid — $0)	66,198
Receivable from brokers — net variation margin on centrally cleared swap contracts	20,307
Receivable for securities sold	20,121
Receivable for Portfolio shares sold	19,591
Principal paydown receivable	6,068
Dividends receivable from affiliated investments	1,408
Prepaid expenses	67
Total Assets	130,789,540
Liabilities:
Payable for purchases of TBA securities	12,885,324
Payable for securities purchased	299,761
OTC swaps, at value (premiums received — $0)	165,139
Payable for Portfolio shares repurchased	113,993
Written options, at value (premiums received — $25,150)	43,965
Unrealized depreciation on forward foreign currency contracts	43,016
Payable to brokers — net variation margin on open futures contracts	42,301
Investment management fee payable	34,523
Service and/or distribution fees payable	14,534
Payable for open OTC swap contracts	8,591
Trustees’ fees payable	231
Payable for written options closed	114
Accrued expenses	88,170
Total Liabilities	13,739,662
Total Net Assets	$117,049,878
Net Assets:
Par value (Note 7)	$250
Paid-in capital in excess of par value	172,687,022
Total distributable earnings (loss)	(55,637,394)
Total Net Assets	$117,049,878
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2026 Semi-Annual Report

Net Assets:
Class I	$46,236,803
Class II	$70,813,075
Shares Outstanding:
Class I	9,871,866
Class II	15,104,765
Net Asset Value:
Class I	$4.68
Class II	$4.69
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2026 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2026

Investment Income:
Interest	$3,012,436
Dividends from affiliated investments	27,413
Total Investment Income	3,039,849
Expenses:
Investment management fee (Note 2)	269,319
Service and/or distribution fees (Notes 2 and 5)	89,389
Fund accounting fees	40,849
Audit and tax fees	30,910
Shareholder reports	9,521
Legal fees	5,701
Trustees’ fees	2,578
Custody fees	2,353
Commitment fees (Note 10)	546
Transfer agent fees (Notes 2 and 5)	429
Insurance	387
Miscellaneous expenses	4,403
Total Expenses	456,385
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(44,727)
Net Expenses	411,658
Net Investment Income	2,628,191
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(716,322)
Futures contracts	(702,712)
Written options	166,239
Swap contracts	(68,492)
Forward foreign currency contracts	28,012
Foreign currency transactions	19,155
Net Realized Loss	(1,274,120)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(918,826)
Futures contracts	182,093
Written options	(74,241)
Swap contracts	547,332
Forward foreign currency contracts	23,052
Foreign currencies	(16,163)
Change in Net Unrealized Appreciation (Depreciation)	(256,753)
Net Loss on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(1,530,873)
Increase in Net Assets From Operations	$1,097,318
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2026 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended June 30, 2026 (unaudited) and the Year Ended December 31, 2025	2026	2025
Operations:
Net investment income	$2,628,191	$5,611,447
Net realized loss	(1,274,120)	(356,615)
Change in net unrealized appreciation (depreciation)	(256,753)	4,351,172
Increase in Net Assets From Operations	1,097,318	9,606,004
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(400,011)	(5,501,700)
Decrease in Net Assets From Distributions to Shareholders	(400,011)	(5,501,700)
Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	3,910,414	15,618,220
Reinvestment of distributions	400,011	5,501,700
Cost of shares repurchased	(13,173,217)	(33,086,811)
Decrease in Net Assets From Portfolio Share Transactions	(8,862,792)	(11,966,891)
Decrease in Net Assets	(8,165,485)	(7,862,587)
Net Assets:
Beginning of period	125,215,363	133,077,950
End of period	$117,049,878	$125,215,363
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2026 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$4.65	$4.52	$4.95	$4.82	$5.95	$6.23
Income (loss) from operations:
Net investment income	0.11	0.23	0.23	0.21	0.16	0.13
Net realized and unrealized gain (loss)	(0.06)	0.12	(0.24)	0.11	(1.18)	(0.25)
Total income (loss) from operations	0.05	0.35	(0.01)	0.32	(1.02)	(0.12)
Less distributions from:
Net investment income	(0.02)	(0.22)	(0.42)	(0.19)	(0.11)	(0.16)
Total distributions	(0.02)	(0.22)	(0.42)	(0.19)	(0.11)	(0.16)
Net asset value, end of period	$4.68	$4.65	$4.52	$4.95	$4.82	$5.95
Total return[3]	0.99%	7.75%	(0.42)%	6.82%	(17.23)%	(1.97)%
Net assets, end of period (000s)	$46,237	$51,363	$55,334	$242,542	$198,982	$99,849
Ratios to average net assets:
Gross expenses	0.61%[4]	0.60%	0.52%	0.52%	0.51%	0.53%
Net expenses[5,6]	0.54 [4]	0.54	0.52	0.51	0.50	0.53
Net investment income	4.54 [4]	4.92	4.60	4.22	3.07	2.17
Portfolio turnover rate[7]	94%	120%	107%	110%	57%	78%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2026 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns or periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class I shares did not exceed 0.54%. This expense limitation arrangement cannot be terminated prior to
December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Portfolio’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 55%, 50%, 67%, 70%, 49% and 54%.

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2026 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class II Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$4.66	$4.53	$4.96	$4.83	$5.95	$6.23
Income (loss) from operations:
Net investment income	0.10	0.19	0.22	0.19	0.14	0.12
Net realized and unrealized gain (loss)	(0.05)	0.15	(0.24)	0.11	(1.17)	(0.26)
Total income (loss) from operations	0.05	0.34	(0.02)	0.30	(1.03)	(0.14)
Less distributions from:
Net investment income	(0.02)	(0.21)	(0.41)	(0.17)	(0.09)	(0.14)
Total distributions	(0.02)	(0.21)	(0.41)	(0.17)	(0.09)	(0.14)
Net asset value, end of period	$4.69	$4.66	$4.53	$4.96	$4.83	$5.95
Total return[3]	0.99%	7.69%	(0.86)%	6.44%	(17.28)%	(2.19)%
Net assets, end of period (000s)	$70,813	$73,853	$77,744	$78,065	$122,367	$154,330
Ratios to average net assets:
Gross expenses	0.86%[4]	0.85%	0.78%	0.76%	0.76%	0.78%
Net expenses[5,6]	0.79 [4]	0.79	0.77	0.76	0.76	0.78
Net investment income	4.29 [4]	4.03	4.39	3.89	2.64	1.92
Portfolio turnover rate[7]	94%	120%	107%	110%	57%	78%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2026 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns or periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class II shares did not exceed 0.79%. This expense limitation arrangement cannot be terminated prior to
December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Portfolio’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 55%, 50%, 67%, 70%, 49% and 54%.

See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2026 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Western Asset Core Plus VIT Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The Portfolio follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio

Western Asset Core Plus VIT Portfolio 2026 Semi-Annual Report

calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Portfolio’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolio’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Portfolio’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
Western Asset Core Plus VIT Portfolio 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$10,798,489	$0 *	$10,798,489
Other Corporate Bonds & Notes	—	29,704,988	—	29,704,988
Mortgage-Backed Securities	—	27,568,266	—	27,568,266
Collateralized Mortgage Obligations	—	21,097,485	—	21,097,485
U.S. Government & Agency Obligations	—	20,791,956	—	20,791,956
Asset-Backed Securities	—	8,367,919	—	8,367,919
Sovereign Bonds	—	4,301,260	—	4,301,260
Senior Loans:
Industrials	—	217,071	15,808	232,879
Other Senior Loans	—	2,270,141	—	2,270,141
Purchased Options	—	22,915	—	22,915
Common Stocks	$30	—	—	30
Warrants	—	21	—	21
Total Long-Term Investments	30	125,140,511	15,808	125,156,349
Short-Term Investments†	663,542	—	—	663,542
Total Investments	$663,572	$125,140,511	$15,808	$125,819,891

Western Asset Core Plus VIT Portfolio 2026 Semi-Annual Report

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$199,177	—	—	$199,177
Forward Foreign Currency Contracts††	—	$72,089	—	72,089
OTC Interest Rate Swaps	—	6,839	—	6,839
Centrally Cleared Interest Rate Swaps††	—	243,600	—	243,600
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	49,170	—	49,170
OTC Total Return Swaps	—	59,359	—	59,359
Total Other Financial Instruments	$199,177	$431,057	—	$630,234
Total	$862,749	$125,571,568	$15,808	$126,450,125
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$39,913	—	—	$39,913
OTC Written Options	—	$4,052	—	4,052
Futures Contracts††	122,908	—	—	122,908
Forward Foreign Currency Contracts††	—	43,016	—	43,016
OTC Interest Rate Swaps	—	165,139	—	165,139
Centrally Cleared Interest Rate Swaps††	—	35,722	—	35,722
Total	$162,821	$247,929	—	$410,750

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
(b) Purchased options. The Portfolio may purchase option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Portfolio purchases an option, an amount equal to the premium paid by the Portfolio is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Portfolio realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or
Western Asset Core Plus VIT Portfolio 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.
(c) Written options. The Portfolio may write option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Portfolio’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Portfolio from the exercise of the written put option to form the Portfolio’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Portfolio.
The risk in writing a covered call option is that the Portfolio may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Portfolio is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.
(d) Options on futures contracts. The Portfolio may purchase or write option contracts generally to gain or reduce exposure to types of investments or market factors or as a means of attempting to enhance returns. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at the specified option exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that

Western Asset Core Plus VIT Portfolio 2026 Semi-Annual Report

change would be reflected in the net asset value of the Portfolio. The potential for loss related to writing call options is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.
(e) Futures contracts. The Portfolio uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Portfolio is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Portfolio each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Portfolio recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.
(f) Forward foreign currency contracts. The Portfolio enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.
Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.
Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolio bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
Western Asset Core Plus VIT Portfolio 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
(g) Swap agreements. The Portfolio invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes, including to increase the Portfolio’s return. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Portfolio has credit exposure to the counterparties of OTC Swaps.
In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Portfolio is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Portfolio is required to deposit initial margin with the broker in the form of cash or securities.
Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Portfolio’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.
OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Portfolio are recognized as a realized gain or loss in the Statement of Operations.
The Portfolio’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of June 30, 2026, the total notional value of all credit default swaps to sell protection was $8,408,000. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Portfolio bought protection for the same referenced security/entity.

Western Asset Core Plus VIT Portfolio 2026 Semi-Annual Report

For average notional amounts of swaps held during the six months ended June 30, 2026, see Note 4.
Credit default swaps
The Portfolio enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Portfolio may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Portfolio has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio generally receives an upfront payment or a stream of payments throughout the term of the swap, provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Portfolio could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Portfolio effectively adds leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.
Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.
Western Asset Core Plus VIT Portfolio 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
The Portfolio’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty). As the protection seller, the Portfolio’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.
Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.
Interest rate swaps
The Portfolio enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Portfolio may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation in the Statement of Operations. When a swap contract is terminated early, the Portfolio records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.
The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.
Total return swaps
The Portfolio enters into total return swaps for investment purposes. Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument. For example, the agreement to pay a predetermined or fixed interest rate in exchange for a market-linked return based on a notional amount. To the extent the total return of a referenced index or instrument exceeds the offsetting interest obligation, the Portfolio will receive a payment from the counterparty. To the extent it is less, the Portfolio will make a payment to the counterparty.

Western Asset Core Plus VIT Portfolio 2026 Semi-Annual Report

(h) Swaptions. The Portfolio may purchase or write swaption contracts to manage exposure to fluctuations in interest rates or to enhance yield. The Portfolio may also purchase and write swaption contracts to manage exposure to an underlying instrument. Swaption contracts written by the Portfolio represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Portfolio represent an option that gives the Portfolio the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.
When the Portfolio writes a swaption, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Portfolio realizes a gain equal to the amount of the premium received.
When the Portfolio purchases a swaption, an amount equal to the premium paid by the Portfolio is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Portfolio realizes a loss equal to the amount of the premium paid.
Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.
(i) Loan participations. The Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Portfolio’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of offset against the borrower and the Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation.
The Portfolio assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Portfolio and the borrower. In the event of the insolvency of the lender selling the participation, the Portfolio may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.
(j) Stripped securities. The Portfolio may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped
Western Asset Core Plus VIT Portfolio 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.
The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Portfolio may not fully recoup its initial investment in IO’s.
(k) Securities traded on a when-issued and delayed delivery basis. The Portfolio may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Portfolio with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Portfolio at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(l) Securities traded on a to-be-announced basis. The Portfolio may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Portfolio commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Portfolio. Beginning on the date the Portfolio enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(m) Mortgage dollar rolls. The Portfolio may enter into mortgage dollar rolls in which the Portfolio sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously entering into contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.
The Portfolio executes its mortgage dollar rolls entirely in the TBA market, whereby the Portfolio makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Portfolio accounts for mortgage dollar rolls as purchases and sales.

Western Asset Core Plus VIT Portfolio 2026 Semi-Annual Report

The risk of entering into mortgage dollar rolls is that the market value of the securities the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Portfolio’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities.
(n) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
(o) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Portfolio does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
Western Asset Core Plus VIT Portfolio 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
(p) Credit and market risk. The Portfolio invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Portfolio’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Portfolio. The Portfolio’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.
Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(q) Foreign investment risks. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(r) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Portfolio may invest in certain securities or engage in other transactions where the Portfolio is exposed to counterparty credit risk in addition to broader market risks. The Portfolio may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Portfolio’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Portfolio to increased risk of loss.

Western Asset Core Plus VIT Portfolio 2026 Semi-Annual Report

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Portfolio has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Portfolio’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Portfolio under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of June 30, 2026, the Portfolio held OTC written options, forward foreign currency contracts, and OTC interest rate swaps with credit related contingent features which had a liability position of $212,207. If a contingent feature in the master agreements would have been triggered, the Portfolio would have been required to pay this amount to its derivatives counterparties. As of June 30, 2026, the Portfolio had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $160,000 which could be used to reduce the required payment.
Western Asset Core Plus VIT Portfolio 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
(s) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Portfolio may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(t) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Portfolio are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(u) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Portfolio on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(v) Federal and other taxes. It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Portfolio’s financial statements.
Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2025, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
(w) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

Western Asset Core Plus VIT Portfolio 2026 Semi-Annual Report

2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Portfolio’s investment manager. Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Limited (“Western Asset London”), Western Asset Management Company Pte. Ltd. in Singapore (“Western Asset Singapore”) and Western Asset Management Company Ltd in Japan (“Western Asset Japan”) are the Portfolio’s subadvisers. FTFA, Western Asset, Western Asset London, Western Asset Singapore and Western Asset Japan are indirect, wholly-owned subsidiaries of Franklin Templeton, Inc. (“Franklin Templeton”) (prior to August 17, 2026, known as Franklin Resources, Inc.).
Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $500 million	0.450%
Next $500 million	0.425
Over $1 billion	0.400
FTFA provides administrative and certain oversight services to the Portfolio. FTFA delegates to the subadvisers the day-to-day portfolio management of the Portfolio. Western Asset London, Western Asset Singapore and Western Asset Japan provide certain subadvisory services related to currency transactions and investments in non-U.S. dollar denominated securities and related foreign currency instruments. For its services, FTFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Portfolio. In turn, Western Asset pays Western Asset London, Western Asset Singapore and Western Asset Japan monthly a subadvisory fee in an amount equal to 100% of the management fee paid to Western Asset on the assets that Western Asset allocates to each such non-U.S. subadviser to manage.
Effective June 30, 2026, Western Asset Japan ceased to serve as a subadviser to the Fund.
As a result of expense limitation arrangements between the Portfolio and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I and Class II shares did not exceed 0.54% and 0.79%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2027 without the Board’s consent. In addition, the manager has agreed to waive the Portfolio’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.
Western Asset Core Plus VIT Portfolio 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
During the six months ended June 30, 2026, fees waived and/or expenses reimbursed amounted to $44,727, which included an affiliated money market fund waiver of $914.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Portfolio, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Pursuant to these arrangements, at June 30, 2026, the Portfolio had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

	Class I	Class II
Expires December 31, 2026	—	—
Expires December 31, 2027	$31,794	$47,100
Expires December 31, 2028	17,611	26,202
Total fee waivers/expense reimbursements subject to recapture	$49,405	$73,302
For the six months ended June 30, 2026, FTFA did not recapture any fees.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Portfolio’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Templeton. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Portfolio’s shareholder servicing agent and acts as the Portfolio’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Templeton. Each class of shares of the Portfolio pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the six months ended June 30, 2026, the Portfolio incurred transfer agent fees as reported on the Statement of Operations, of which $429 was earned by Investor Services.
All officers and one Trustee of the Trust are employees of Franklin Templeton or its affiliates and do not receive compensation from the Trust.

Western Asset Core Plus VIT Portfolio 2026 Semi-Annual Report

3. Investments
During the six months ended June 30, 2026, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$15,006,180	$108,049,319
Sales	9,010,023	120,049,605
At June 30, 2026, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$133,036,772	$1,540,012	$(8,756,893)	$(7,216,881)
Written options	(25,150)	13,022	(31,837)	(18,815)
Futures contracts	—	199,177	(122,908)	76,269
Forward foreign currency contracts	—	72,089	(43,016)	29,073
Swap contracts	160,899	358,968	(200,861)	158,107
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2026.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Market Risk	Total
Purchased options[2]	—	$22,915	—	—	$22,915
Futures contracts[3]	$199,177	—	—	—	199,177
Forward foreign currency contracts	—	72,089	—	—	72,089
OTC swap contracts[4]	6,839	—	—	$59,359	66,198
Centrally cleared swap contracts[5]	243,600	—	$49,170	—	292,770
Total	$449,616	$95,004	$49,170	$59,359	$653,149
Western Asset Core Plus VIT Portfolio 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Total
Written options	$39,913	$4,052	$43,965
Futures contracts[3]	122,908	—	122,908
Forward foreign currency contracts	—	43,016	43,016
OTC swap contracts[4]	165,139	—	165,139
Centrally cleared swap contracts[5]	35,722	—	35,722
Total	$363,682	$47,068	$410,750

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]	Market value of purchased options is reported in Investments in unaffiliated securities at value in the Statement of Assets and Liabilities.
[3]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

[4]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.
[5]
Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the
Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the
Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Portfolio’s Statement of Operations for the six months ended June 30, 2026. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Portfolio’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Market Risk	Total
Purchased options[1]	$(253,900)	$(14,418)	—	—	$(268,318)
Futures contracts	(702,712)	—	—	—	(702,712)
Written options	163,837	2,402	—	—	166,239
Swap contracts	(92,564)	—	$(9,753)	$33,825	(68,492)
Forward foreign currency contracts	—	28,012	—	—	28,012
Total	$(885,339)	$15,996	$(9,753)	$33,825	$(845,271)

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in unaffiliated securities in the Statement of Operations.

Western Asset Core Plus VIT Portfolio 2026 Semi-Annual Report

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Market Risk	Total
Purchased options[1]	$61,959	$1,742	—	—	$63,701
Futures contracts	182,093	—	—	—	182,093
Written options	(73,511)	(730)	—	—	(74,241)
Swap contracts	493,708	—	$46,757	$6,867	547,332
Forward foreign currency contracts	—	23,052	—	—	23,052
Total	$664,249	$24,064	$46,757	$6,867	$741,937

[1]
The change in net unrealized appreciation (depreciation) from purchased options is reported in the Change in Net
Unrealized Appreciation (Depreciation) From Investments in unaffiliated securities in the Statement of
Operations.

During the six months ended June 30, 2026, the volume of derivative activity for the Portfolio was as follows:

Average Market Value*
Purchased options	$49,754
Written options	44,269
Futures contracts (to buy)	64,850,587
Futures contracts (to sell)	18,120,600
Forward foreign currency contracts (to buy)	3,022,449
Forward foreign currency contracts (to sell)	3,143,614
Average Notional Balance**
Interest rate swap contracts	$34,775,997
Credit default swap contracts (buy protection)†	180,280
Credit default swap contracts (sell protection)	7,882,286
Total return swap contracts	690,029

*	Based on the average of the market values at each month-end during the period.
**	Based on the average of the notional amounts at each month-end during the period.
†	At June 30, 2026, there were no open positions held in this derivative.
Western Asset Core Plus VIT Portfolio 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
The following table presents the Portfolio’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Portfolio as of June 30, 2026.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4,5]
Bank of America N.A.	$719	$(283)	$436	—	$436
BNP Paribas SA	38,830	(9,507)	29,323	—	29,323
Citibank N.A.	18,950	(4,330)	14,620	—	14,620
JPMorgan Chase & Co.	102,703	(196,680)	(93,977)	$160,000	66,023
Morgan Stanley & Co. Inc.	—	(1,407)	(1,407)	—	(1,407)
Total	$161,202	$(212,207)	$(51,005)	$160,000	$108,995

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.
[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
[4]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
[5]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
5. Class specific expenses, waivers and/or expense reimbursements
The Portfolio has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Portfolio pays service and/or distribution fees with respect to its Class II shares calculated at the annual rate of 0.25% of the average daily net assets of the class. Service and/or distribution fees are accrued daily and paid monthly.
For the six months ended June 30, 2026, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class I	—	$234
Class II	$89,389	195
Total	$89,389	$429
For the six months ended June 30, 2026, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class I	$17,984
Class II	26,743
Total	$44,727

Western Asset Core Plus VIT Portfolio 2026 Semi-Annual Report

6. Distributions to shareholders by class

	Six Months Ended June 30, 2026	Year Ended December 31, 2025
Net Investment Income:
Class I	$157,972	$2,322,462
Class II	242,039	3,179,238
Total	$400,011	$5,501,700
7. Shares of beneficial interest
At June 30, 2026, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Portfolio has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2026		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Class I
Shares sold	389,418	$1,823,178	1,538,979	$7,271,272
Shares issued on reinvestment	33,972	157,972	500,531	2,322,462
Shares repurchased	(1,590,295)	(7,409,965)	(3,254,020)	(15,172,853)
Net decrease	(1,166,905)	$(5,428,815)	(1,214,510)	$(5,579,119)
Class II
Shares sold	445,654	$2,087,236	1,789,531	$8,346,948
Shares issued on reinvestment	52,051	242,039	683,707	3,179,238
Shares repurchased	(1,230,289)	(5,763,252)	(3,816,396)	(17,913,958)
Net decrease	(732,584)	$(3,433,977)	(1,343,158)	$(6,387,772)
8. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company
Western Asset Core Plus VIT Portfolio 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
for all or some portion of the six months ended June 30, 2026. The following transactions were effected in such company for the six months ended June 30, 2026.

	Affiliate Value at December 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$5,933,405	$4,185,756	4,185,756	$9,455,619	9,455,619

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2026
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$27,413	—	$663,542
9. Restricted securities
The following Portfolio investments are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares/ Warrants	Acquisition Date	Cost	Fair Value at 6/30/2026	Value Per Share/Warrant	Percent of Net Assets
Spirit Airlines LLC, Common Shares	9	3/25	$109	$0 (a)	$0.02	0.00%(b)
Spirit Airlines LLC, Warrants	1,055	3/25	12,843	21 (c)	$0.02	0.00 (b)
Total			$12,952	$21		0.00%(b)

(a)	Amount represents less than $1.
(b)	Amount represents less than 0.005%.
(c)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

10. Redemption facility
The Portfolio, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Templeton or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or

Western Asset Core Plus VIT Portfolio 2026 Semi-Annual Report

unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 29, 2027.
Under the terms of the Global Credit Facility, the Portfolio shall, in addition to interest charged on any borrowings made by the Portfolio and other costs incurred by the Portfolio, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Portfolio did not utilize the Global Credit Facility during the six months ended June 30, 2026.
11. Deferred capital losses
As of December 31, 2025, the Portfolio had deferred capital losses of $49,739,693, which have no expiration date, that will be available to offset future taxable capital gains.
12. Operating segments
The Portfolio operates as a single operating segment, which is an investment portfolio. A management group assigned to the Portfolio within the Portfolio’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Portfolio’s operating results and allocating resources in accordance with the Portfolio’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Portfolio’s Schedule of Investments provides details of the Portfolio’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.
Western Asset Core Plus VIT Portfolio 2026 Semi-Annual Report

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.

Western Asset Core Plus VIT Portfolio

Board Approval of Management and
Subadvisory Agreements (unaudited)
The Executive and Contracts Committee of the Board of Trustees (the “Executive and Contracts Committee”) considered the Management Agreement between the Trust and Franklin Templeton Fund Adviser, LLC (“FTFA”) with respect to the Fund and the following subadvisory agreements with respect to the Fund (collectively, the “Agreements”) (i) a subadvisory agreement between FTFA and Western Asset Management Company, LLC (“Western Asset”) with respect to the Fund, (ii) a subadvisory agreement between FTFA and Western Asset Management Company Limited (“WAML”) with respect to the Fund, and (iii) a subadvisory agreement between FTFA and Western Asset Management Company Pte. Ltd. in Singapore (“Western Singapore,” and together with WAML, the “Non-U.S. Subadvisers,” and together with Western Asset, the “Subadvisers,” and together with FTFA, the “Advisers”) with respect to the Fund at a meeting held on April 22, 2026. At an in-person meeting held on May 19, 2026, the Executive and Contracts Committee reported to the full Board of Trustees their considerations and recommendation with respect to the Agreements, and the Board of Trustees, including a majority of the Independent Trustees, considered and approved renewal of the Agreements.
The Trustees noted that although Western Asset’s business is operated through separate legal entities, such as the Non-U.S. Subadvisers, senior investment personnel at Western Asset have supervisory oversight responsibility over the investment decisions made by the Non-U.S. Subadvisers. Therefore, in connection with their deliberations noted below, the Trustees primarily focused on the information provided by Western Asset when considering the approval of the Agreements between FTFA and the Non-U.S. Subadvisers.
In arriving at their decision to approve the renewal of the Agreements, the Trustees met with representatives of the Advisers, including relevant investment advisory personnel; considered a variety of information prepared by the Advisers, materials provided by Broadridge and advice and materials provided by counsel to the Independent Trustees; reviewed performance and expense information for peer groups of comparable funds selected by Broadridge (the “Performance Universe”) and certain other comparable products available from Western Asset or affiliates of Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Trustees at their regular quarterly meetings (and various committee meetings) with respect to the Fund’s performance and other relevant matters and related discussions with the Advisers’ personnel. The information received and considered by the Board both in conjunction with the May meeting and at prior meetings was both written and oral. With respect to the Broadridge materials, the Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date
Western Asset Core Plus VIT Portfolio

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time.
As part of their review, the Trustees examined FTFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund and the Subadvisers’ ability to provide high quality investment management services to the Fund. The Trustees considered the experience of FTFA’s personnel in providing the types of services that FTFA is responsible for providing to the Fund; the ability of FTFA to attract and retain capable personnel; and the capability and integrity of FTFA’s senior management and staff. The Trustees also considered the investment philosophy and research and decision-making processes of the Subadvisers; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadvisers to attract and retain capable research and advisory personnel; the risks to the Advisers associated with sponsoring the Fund (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as FTFA’s and each Subadviser’s risk management processes; the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Trustees reviewed the quality of the Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund, and conditions that might affect the Advisers’ ability to provide high quality services to the Fund in the future, including their business reputations, financial conditions and operational stabilities. Based on the foregoing, the Trustees concluded that the Subadvisers’ investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.
The Board reviewed the qualifications, backgrounds and responsibilities of FTFA’s and Western Asset’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of FTFA and its affiliates, the financial resources of Franklin Templeton, Inc. (prior to August 17, 2026, know as Franklin Resources, Inc.), the parent organization of the Advisers. The Board recognized the importance of having a fund manager with significant resources.
In reviewing the quality of the services provided to the Fund, the Trustees also reviewed comparisons of the performance of the Fund to the performance of certain comparable funds and to its investment benchmark over the 1-, 3-, 5-, and 10-year periods ended December 31, 2025. The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds (including the Fund) classified by Broadridge as core plus bond funds underlying variable insurance products, showed, among other data, that the Fund’s performance for the 1-year period ended December 31, 2025 was above the median and that its performance for the 3-, 5-, and 10-year periods ended December 31,

Western Asset Core Plus VIT Portfolio

2025 was below the median. The Board noted that the Fund’s performance exceeded that of its benchmark index for the 1- and 10-year periods ended December 31, 2025, was approximately equal to that of its benchmark index for the 3-year period ended December 31, 2025, and trailed the performance of its benchmark index for the 5-year period ended December 31, 2025. The Board considered the factors involved in the Fund’s performance relative to the performance of its investment benchmark and Performance Universe.
The Trustees also considered the management fee payable by the Fund to FTFA, total expenses payable by the Fund and the fee that FTFA pays to the Subadvisers. They reviewed information concerning management fees paid to investment advisers of similarly managed funds as well as fees paid by Western Asset’s other clients, including separate accounts managed by Western Asset. The Trustees also noted that the Fund does not pay any management fees directly to any of the Subadvisers because FTFA pays the Subadvisers for services provided to the Fund out of the management fee FTFA receives from the Fund.  The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its peer group, consisting of a group of core plus bond funds underlying variable insurance products (including the Fund) chosen by Broadridge to be comparable to the Fund, showed that the Fund’s Contractual Management Fee and Actual Management Fee were below the median. The Board noted that the Fund’s actual total expense ratio was above the median. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2027.
The Trustees further evaluated the benefits of the advisory relationship to the Advisers, including, among others, the profitability of the relationship to the Advisers; the direct and indirect benefits that the Advisers may receive from their relationships with the Fund, including the “fallout benefits,” such as reputational value derived from serving as investment adviser to the Fund; and the affiliation between the Advisers and certain other service providers for the Fund. In that connection, the Board considered that the ancillary benefits that the Advisers receive were reasonable. The Trustees noted that Western Asset does not have soft dollar arrangements.
Finally, the Trustees considered, in light of the profitability information provided by the Advisers, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow.  The Board noted that the Fund’s Contractual Management Fee and Actual Management Fee were below the median of the peer group. The Board also noted the size of the Fund.
In their deliberations with respect to these matters, the Independent Trustees were advised by their independent counsel, who is independent, within the meaning of the Securities and Exchange Commission rules regarding the independence of counsel, of the Advisers. The Independent Trustees weighed the foregoing matters in light of the advice given to them by
Western Asset Core Plus VIT Portfolio

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling, and each Director may have attributed different weight to the various factors in evaluating the Agreements. The foregoing summary does not detail all the matters considered. The Trustees judged the terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.
Based upon their review, the Trustees, including all of the Independent Trustees, determined, in the exercise of their business judgment, that they were satisfied with the quality of investment advisory services being provided by the Advisers but would continue to closely monitor the Advisers’ performance; that the fees to be paid to the Advisers under the Agreements were fair and reasonable given the scope and quality of the services rendered by the Advisers; and that approval of the Agreements was in the best interest of the Fund and its shareholders.

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Western Asset
Core Plus VIT Portfolio
Trustees
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Avedick B. Poladian
William E.B. Siart
Chair
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadvisers
Western Asset Management Company, LLC
Western Asset Management Company Limited
Western Asset Management Company Pte. Ltd.
Western Asset Management Company Ltd*
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
*
Effective June 30, 2026, Western Asset Management Company Ltd.  ceased to serve as a subadviser to the
Fund.
Western Asset Core Plus VIT Portfolio
The Portfolio is a separate investment series of Legg Mason Partners Variable Income Trust, a Maryland statutory trust.
Western Asset Core Plus VIT Portfolio
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Portfolio’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Portfolio at 877-6LM-FUND/656-3863.
Information on how the Portfolio voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Portfolio uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Portfolio at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset Core Plus VIT Portfolio. This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by a current prospectus.
Investors should consider the Portfolio’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Portfolio. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

90086-SFSOI 8/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “Principal Executive Officer” and “Principal Financial Officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Variable Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 19, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 19, 2026

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	August 19, 2026